Performance Trust Total Return Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)

MUNICIPAL BONDS - 22.8%	Par	Value
Alabama - 0.0%(a)
Baldwin County Public Building Authority, 2.00%, 03/01/2046	$1,260,000	$734,919

Alaska - 0.0%(a)
Alaska Municipal Bond Bank Authority, 3.03%, 12/01/2041	4,100,000	3,067,701

California - 5.2%
Acton-Agua Dulce Unified School District, 0.00%, 05/01/2039 (b)	5,550,000	3,005,476
Alameda Corridor Transportation Authority, 0.00%, 10/01/2038 (b)	2,050,000	1,023,022
Alameda County Joint Powers Authority, 7.05%, 12/01/2044	31,000,000	34,371,610
Alvord Unified School District, 0.00%, 08/01/2046 (b)	2,105,000	2,412,022
Bakersfield City School District, 0.00%, 05/01/2047 (b)	9,765,000	7,108,288
Bay Area Toll Authority
6.92%, 04/01/2040	7,180,000	7,903,122
6.26%, 04/01/2049	12,010,000	12,363,902
7.04%, 04/01/2050	3,455,000	3,835,569
6.91%, 10/01/2050	6,850,000	7,520,634
California Infrastructure & Economic Development Bank, 9.50%, 01/01/2065 (c)(d)	9,150,000	8,868,836
Campbell Union School District, 0.00%, 08/01/2040 (b)	4,600,000	2,405,344
City of Fresno, CA Water System Revenue, 6.75%, 06/01/2040	1,910,000	2,056,792
City of Los Angeles, CA Department of Airports
1.88%, 05/15/2030	230,000	198,014
7.05%, 05/15/2040	15,550,000	17,648,794
City of Los Angeles, CA Wastewater System Revenue
5.71%, 06/01/2039	29,175,000	29,496,669
5.81%, 06/01/2040	15,110,000	15,194,228
City of Ontario, CA, 3.78%, 06/01/2038	3,000,000	2,589,979
City of San Francisco, CA Public Utilities Commission Water Revenue, 6.95%, 11/01/2050	5,000,000	5,498,282
City of Union City, CA, 0.00%, 07/01/2025 (b)	2,105,000	2,097,031
Contra Costa Community College District, 6.50%, 08/01/2034	2,470,000	2,619,801
Cucamonga Valley Water District Financing Authority, 3.01%, 09/01/2042	5,000,000	3,718,840
Dry Creek Joint Elementary School District, 0.00%, 08/01/2038 (b)	3,640,000	2,108,813
East Bay Municipal Utility District Water System Revenue, 5.87%, 06/01/2040	20,755,000	21,306,027
East Side Union High School District, 5.32%, 04/01/2036	5,920,000	5,900,065
Fullerton Public Financing Authority, 7.75%, 05/01/2031	895,000	986,472
Glendora Unified School District, 0.00%, 08/01/2039 (b)	5,175,000	2,882,365
Golden State Tobacco Securitization Corp., 3.00%, 06/01/2046	9,920,000	8,644,940
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	17,560,000	16,892,446
Lakeside Union School District, 0.00%, 08/01/2040 (b)	4,000,000	2,063,854
Los Angeles Community College District, CA
6.60%, 08/01/2042	13,620,000	14,567,101
6.75%, 08/01/2049	8,045,000	8,827,051
Los Angeles Department of Water & Power
6.57%, 07/01/2045	18,900,000	19,567,473
6.60%, 07/01/2050	23,010,000	23,686,128
Northern California Sanitation Agencies Financing Authority, 6.33%, 08/01/2040	13,320,000	14,256,786
Paramount Unified School District, 3.27%, 08/01/2051	13,425,000	8,962,973
Perris Union High School District, 2.70%, 09/01/2042	3,000,000	2,102,168
Poway Unified School District, 0.00%, 08/01/2040 (b)	12,000,000	6,187,463
Riverside County Infrastructure Financing Authority, 3.19%, 11/01/2041	4,755,000	3,518,470
Riverside County Transportation Commission Sales Tax Revenue, 6.81%, 06/01/2039	15,505,000	17,003,896
San Diego County Regional Transportation Commission, 5.91%, 04/01/2048	12,210,000	12,087,629
San Diego Unified School District, 0.00%, 07/01/2041 (b)	8,500,000	4,253,778
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.82%, 10/01/2040	16,035,000	16,178,311
San Francisco City & County Redevelopment Financing Authority, 0.00%, 08/01/2036 (b)	5,240,000	2,870,280
State of California
7.55%, 04/01/2039	17,000,000	20,136,085
7.60%, 11/01/2040	28,000,000	33,278,913
University of California
4.86%, 05/15/2112	22,235,000	17,997,645
4.77%, 05/15/2115	23,732,000	18,847,475
Yuba Community College District, 0.00%, 08/01/2038 (b)	5,055,000	2,993,514
		480,044,376

Colorado - 0.4%
Board of Governors of Colorado State University System, 6.06%, 03/01/2040	3,730,000	3,821,351
City of Aurora, CO Water Revenue, 2.72%, 08/01/2046	890,000	598,169
City of Colorado Springs, CO Utilities System Revenue
5.55%, 11/15/2039	5,875,000	5,880,054
6.01%, 11/15/2039	1,000,000	1,037,140
6.62%, 11/15/2040	3,360,000	3,657,017
City of Fountain, CO Electric Water & Wastewater Utility Enterprise Revenue, 3.20%, 12/01/2043	2,655,000	1,959,958
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	1,410,000	1,387,978
Colorado Health Facilities Authority, 3.85%, 11/01/2049	2,030,000	1,510,219
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	15,560,000	15,241,642
		35,093,528

Delaware - 0.2%
University of Delaware, 5.87%, 11/01/2040	15,250,000	15,441,107

District of Columbia - 0.7%
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	7,330,000	7,122,009
4.81%, 10/01/2114	23,106,000	19,173,750
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
7.46%, 10/01/2046	7,400,000	8,415,578
8.00%, 10/01/2047	27,800,000	33,769,961
		68,481,298

Florida - 0.9%
City of Gainesville, FL
0.00%, 10/01/2028 (b)	1,400,000	1,198,239
3.05%, 10/01/2040	10,840,000	8,254,266
City of Gainesville, FL Utilities System Revenue
5.66%, 10/01/2039	8,000,000	8,173,771
6.02%, 10/01/2040	30,120,000	31,759,811
County of Miami-Dade, FL
0.00%, 10/01/2042 (b)	12,855,000	5,853,902
0.00%, 10/01/2044 (b)	13,500,000	5,457,934
County of Miami-Dade, FL Transit System, 5.62%, 07/01/2040	17,395,000	17,124,012
JEA Water & Sewer System Revenue
5.89%, 10/01/2040	1,000,000	1,020,274
3.00%, 10/01/2041	5,045,000	4,093,437
		82,935,646

Georgia - 0.1%
County of Fulton, GA, 5.15%, 07/01/2039	2,685,000	2,639,514
Tift County Hospital Authority, 2.98%, 12/01/2042	2,950,000	2,128,955
		4,768,469

Hawaii - 0.1%
City & County Honolulu, HI Wastewater System Revenue, 2.57%, 07/01/2041	5,000,000	3,502,436
State of Hawaii, 2.83%, 10/01/2039	3,950,000	2,938,493
		6,440,929

Illinois - 0.4%
Chicago O'Hare International Airport, 6.40%, 01/01/2040	17,730,000	19,269,769
Illinois Finance Authority, 3.51%, 05/15/2041	7,000,000	5,353,749
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2036 (b)	4,025,000	2,431,542
0.00%, 06/15/2038 (b)	2,750,000	1,456,149
0.00%, 06/15/2043 (b)	9,935,000	3,989,295
0.00%, 06/15/2045 (b)	23,055,000	8,171,070
		40,671,574

Indiana - 0.6%
Indiana Finance Authority, 6.60%, 02/01/2039	34,760,000	37,820,851
Indianapolis Local Public Improvement Bond Bank
2.47%, 01/01/2040	9,500,000	7,047,802
6.12%, 01/15/2040	14,620,000	15,054,455
		59,923,108

Kansas - 0.0%(a)
Kansas Development Finance Authority, 4.93%, 04/15/2045	2,050,000	1,897,333

Kentucky - 0.2%
County of Warren, KY, 4.40%, 12/01/2038	1,540,000	1,395,168
Louisville and Jefferson County Metropolitan Sewer District
5.98%, 05/15/2040	3,140,000	3,222,061
2.25%, 05/15/2044	5,215,000	3,222,256
University of Kentucky, 5.70%, 11/01/2039	6,250,000	6,331,806
		14,171,291

Louisiana - 0.1%
City of New Orleans, LA Sewerage Service Revenue, 2.84%, 06/01/2041	2,500,000	1,816,797
City of New Orleans, LA Water System Revenue
2.89%, 12/01/2041	5,300,000	3,827,716
2.99%, 12/01/2045	5,000,000	3,352,755
East Baton Rouge Sewerage Commission, 2.44%, 02/01/2039	2,500,000	1,857,384
		10,854,652

Maine - 0.2%
City of Portland, ME
2.50%, 04/01/2039	1,760,000	1,344,691
2.50%, 04/01/2040	1,760,000	1,304,836
2.50%, 04/01/2041	1,760,000	1,268,186
Maine Health & Higher Educational Facilities Authority, 3.12%, 07/01/2043	14,270,000	10,185,772
		14,103,485

Maryland - 0.2%
Maryland Economic Development Corp., 5.43%, 05/31/2056	3,800,000	3,531,236
Maryland Health & Higher Educational Facilities Authority, 3.05%, 07/01/2040	10,000,000	7,459,762
Maryland Stadium Authority, 2.81%, 05/01/2040	7,000,000	5,194,505
		16,185,503

Massachusetts - 0.7%
Commonwealth of Massachusetts
5.46%, 12/01/2039	12,855,000	12,874,789
2.38%, 09/01/2043	3,250,000	2,195,459
Commonwealth of Massachusetts Transportation Fund Revenue, 5.73%, 06/01/2040	11,165,000	11,296,529
Massachusetts School Building Authority, 5.72%, 08/15/2039	20,405,000	20,826,096
Massachusetts State College Building Authority, 5.93%, 05/01/2040	550,000	563,119
University of Massachusetts Building Authority, 5.45%, 11/01/2040	19,260,000	19,099,551
		66,855,543

Michigan - 1.1%
City of Detroit, MI, 4.00%, 04/01/2044 (e)	8,650,568	6,657,970
Detroit City School District, 7.75%, 05/01/2039	25,515,000	29,139,513
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 07/01/2039	2,120,000	1,663,786
Michigan Finance Authority
3.27%, 06/01/2039	20,070,000	18,552,507
3.56%, 06/15/2045	5,215,000	3,900,465
Michigan State University, 4.17%, 08/15/2122	24,213,000	16,802,171
Plymouth-Canton Community School District, 3.00%, 05/01/2040	1,675,000	1,377,120
University of Michigan, 4.45%, 04/01/2122	24,976,000	19,168,471
Western School District, 2.90%, 05/01/2040	1,500,000	1,115,412
		98,377,415

Minnesota - 0.3%
Southern Minnesota Municipal Power Agency, 5.93%, 01/01/2043	1,450,000	1,467,396
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	17,040,000	18,372,174
White Bear Lake Independent School District No. 624, 3.00%, 02/01/2044	8,330,000	6,388,644
		26,228,214

Mississippi - 0.0%(a)
Mississippi Development Bank, 5.46%, 10/01/2036	4,730,000	4,727,152

Missouri - 0.2%
Kansas City Land Clearance Redevelopment Authority, 6.40%, 10/15/2040 (c)	7,850,000	7,433,144
Missouri Joint Municipal Electric Utility Commission, 6.89%, 01/01/2042	11,845,000	12,689,532
		20,122,676

Nebraska - 0.1%
Lancaster County School District 001, 3.00%, 01/15/2043	6,075,000	4,695,055
West Haymarket Joint Public Agency, 6.75%, 12/15/2045	5,000,000	5,471,959
		10,167,014

Nevada - 0.2%
County of Clark Department of Aviation, 6.82%, 07/01/2045	17,000,000	18,710,479
State of Nevada Department of Business & Industry, 9.50%, 01/01/2065 (c)(d)	1,250,000	1,192,818
		19,903,297

New Hampshire - 0.2%
New Hampshire Business Finance Authority, 3.28%, 10/01/2037	4,805,000	3,022,350
New Hampshire State Turnpike System, 6.01%, 11/01/2039	16,745,000	17,371,236
		20,393,586

New Jersey - 0.8%
Bergen County Improvement Authority, 5.76%, 06/01/2040	1,980,000	2,019,159
City of Bayonne, NJ, 2.81%, 07/01/2039	5,725,000	4,304,884
Clifton Board of Education, 2.13%, 08/15/2044	4,560,000	2,791,378
County of Essex, NJ, 2.00%, 09/01/2044	3,560,000	2,200,353
New Jersey Institute of Technology, 3.42%, 07/01/2042	6,455,000	4,942,524
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2039 (b)	5,000,000	2,552,764
0.00%, 12/15/2040 (b)	10,145,000	4,895,023
6.56%, 12/15/2040	2,850,000	3,051,683
New Jersey Turnpike Authority
7.41%, 01/01/2040	20,442,000	24,130,573
7.10%, 01/01/2041	17,054,000	19,073,313
		69,961,654

New York - 1.5%
City of New York, NY, 5.97%, 03/01/2036	1,645,000	1,699,196
Long Island Power Authority, 5.85%, 05/01/2041	9,250,000	9,171,899
Metropolitan Transportation Authority
7.34%, 11/15/2039	27,965,000	32,472,580
6.69%, 11/15/2040	1,175,000	1,251,965
New York City Industrial Development Agency, 2.44%, 01/01/2036	5,895,000	4,369,394
New York City Municipal Water Finance Authority
5.75%, 06/15/2041	12,480,000	12,439,429
5.72%, 06/15/2042	5,650,000	5,574,462
6.01%, 06/15/2042	15,900,000	16,170,583
5.44%, 06/15/2043	3,790,000	3,620,943
5.88%, 06/15/2044	2,505,000	2,500,018
New York Liberty Development Corp.
3.00%, 02/15/2042	5,500,000	4,240,623
2.75%, 02/15/2044	12,500,000	8,707,308
New York State Dormitory Authority, 5.10%, 08/01/2034	3,125,000	2,780,438
Triborough Bridge & Tunnel Authority
5.50%, 11/15/2039	27,115,000	27,210,521
2.92%, 05/15/2040	3,890,000	2,900,341
Western Nassau County Water Authority, 2.96%, 04/01/2041	1,500,000	1,121,144
		136,230,844

Ohio - 0.8%
American Municipal Power, Inc.
6.05%, 02/15/2043	13,670,000	13,779,017
6.45%, 02/15/2044	18,045,000	18,751,290
8.08%, 02/15/2050	9,575,000	11,785,672
County of Hamilton, OH, 3.76%, 06/01/2042	11,955,000	9,486,174
Ohio Higher Educational Facility Commission, 4.50%, 12/01/2026	2,740,000	2,698,859
Ohio State University, 4.80%, 06/01/2111	23,065,000	18,699,269
		75,200,281

Oklahoma - 0.4%
Oklahoma Development Finance Authority
5.45%, 08/15/2028	5,835,000	5,660,021
5.27%, 10/01/2042	9,096,301	9,156,625
4.62%, 06/01/2044	5,000,000	4,722,286
Oklahoma Municipal Power Authority
2.55%, 01/01/2036	2,390,000	1,905,367
2.80%, 01/01/2041	15,500,000	11,727,441
6.44%, 01/01/2045	800,000	833,741
		34,005,481

Oregon - 0.2%
Clackamas & Washington Counties School District No. 3, 0.00%, 06/15/2038 (b)	1,900,000	1,032,006
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, 0.00%, 06/15/2039 (b)	9,500,000	4,745,470
Salem-Keizer School District No. 24J
0.00%, 06/15/2039 (b)	3,000,000	1,523,405
0.00%, 06/15/2040 (b)	12,395,000	5,858,858
State of Oregon, 5.38%, 08/01/2039	3,245,000	3,225,000
Tri-County Metropolitan Transportation District of Oregon, 2.86%, 09/01/2041	750,000	554,173
		16,938,912

Pennsylvania - 1.0%
Berks County Industrial Development Authority, 4.45%, 05/15/2027	545,000	540,425
Commonwealth Financing Authority, 3.53%, 06/01/2042	3,160,000	2,504,527
Montgomery County Industrial Development Authority, 3.15%, 11/15/2028	10,000,000	9,331,699
Pennsylvania Economic Development Financing Authority, 3.14%, 06/15/2042	7,615,000	5,670,153
Pennsylvania Turnpike Commission
6.11%, 12/01/2039	32,685,000	34,739,841
3.00%, 12/01/2042	9,830,000	7,749,557
5.51%, 12/01/2045	1,535,000	1,486,640
5.56%, 12/01/2049	13,490,000	12,948,536
Union County Hospital Authority, 4.40%, 08/01/2028	865,000	848,914
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.56%, 09/15/2119	30,759,000	18,939,079
		94,759,371

Puerto Rico - 0.2%
Commonwealth of Puerto Rico, 0.00%, 11/01/2043 (b)(e)	1,899,084	1,141,824
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	7,362,624	7,075,438
Puerto Rico Highway & Transportation Authority, 0.00%, 07/01/2026 (b)	7,000,000	6,433,000
		14,650,262

Rhode Island - 0.0%(a)
State of Rhode Island, 2.25%, 08/01/2041	1,550,000	1,045,410

South Carolina - 0.1%
South Carolina Public Service Authority, 6.45%, 01/01/2050	6,425,000	6,681,206

Tennessee - 0.6%
County of Putnam, TN
2.00%, 04/01/2038	4,115,000	2,984,942
2.00%, 04/01/2039	4,195,000	2,935,995
2.13%, 04/01/2041	4,360,000	2,903,605
Metropolitan Government Nashville & Davidson County Sports Authority, 5.60%, 07/01/2056	13,200,000	12,772,180
Metropolitan Government of Nashville & Davidson County, 1.75%, 01/01/2037	34,350,000	24,711,644
New Memphis Arena Public Building Authority
0.00%, 04/01/2044 (b)	6,020,000	2,062,468
0.00%, 04/01/2045 (b)	6,000,000	1,932,819
0.00%, 04/01/2046 (b)	4,900,000	1,483,205
Tennessee State School Bond Authority, 2.66%, 11/01/2045	11,645,000	7,667,947
		59,454,805

Texas - 3.1%
Austin Independent School District, 1.88%, 08/01/2038	12,265,000	8,648,168
Central Texas Regional Mobility Authority, 3.27%, 01/01/2045	4,310,000	2,987,283
City of Dallas, TX
0.00%, 02/15/2032 (b)	15,000,000	10,881,037
0.00%, 02/15/2034 (b)	14,315,000	9,244,301
City of Frisco, TX
2.00%, 02/15/2039	4,835,000	3,456,929
2.00%, 02/15/2040	4,925,000	3,379,554
City of Houston, TX
6.29%, 03/01/2032	655,000	688,568
5.54%, 03/01/2037	7,100,000	7,396,473
City of Irving, TX, 7.38%, 08/15/2044	3,500,000	3,500,339
City of San Antonio, TX Electric & Gas Systems Revenue
5.99%, 02/01/2039	25,086,000	25,905,650
5.72%, 02/01/2041	22,345,000	22,416,513
Colony Economic Development Corp., 7.25%, 10/01/2042	5,000,000	4,764,710
County of Bexar, TX, 3.03%, 08/15/2041	1,575,000	1,171,414
Dallas Area Rapid Transit, 6.00%, 12/01/2044	17,505,000	17,681,403
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	23,455,000	25,490,319
Dallas County Hospital District, 5.62%, 08/15/2044	2,800,000	2,752,102
Dallas Fort Worth International Airport
3.09%, 11/01/2040	18,265,000	14,186,358
5.00%, 11/01/2042	1,225,000	1,150,437
Downtown Dallas Development Authority, 0.00%, 08/15/2036 (b)	6,730,000	3,717,511
Forney Independent School District
2.50%, 08/15/2039	7,330,000	5,547,638
2.50%, 08/15/2040	7,300,000	5,393,776
2.50%, 08/15/2041	4,385,000	3,152,612
Fort Bend Grand Parkway Toll Road Authority, 3.00%, 03/01/2039	2,150,000	1,810,516
Grand Parkway Transportation Corp., 5.18%, 10/01/2042	7,990,000	7,749,397
New Hope Cultural Education Facilities Corp., 4.00%, 08/01/2025 (f)	169,148	0
North Texas Tollway Authority
8.41%, 02/01/2030	3,743,000	4,066,655
6.72%, 01/01/2049	32,288,000	34,959,535
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (c)	10,500,000	9,583,652
Port of Beaumont Navigation District, 10.00%, 07/01/2026 (c)	6,500,000	6,651,887
Stafford Municipal School District, 3.08%, 08/15/2041	1,525,000	1,160,493
State of Texas
2.13%, 08/01/2037	3,430,000	2,640,105
5.52%, 04/01/2039	33,260,000	33,510,158
Texas Public Finance Authority, 2.47%, 02/01/2040	1,000,000	698,259
		286,343,752

Utah - 0.0%(a)
County of Salt Lake, UT Convention Hotel Revenue, 5.75%, 10/01/2047 (c)	5,000,000	4,232,538

Virginia - 0.5%
Hampton Roads Sanitation District, 2.78%, 02/01/2039	1,300,000	1,007,976
University of Virginia
6.20%, 09/01/2039	8,209,000	8,832,777
4.18%, 09/01/2117	26,130,000	19,161,519
3.23%, 09/01/2119	27,660,000	15,635,285
Virginia Housing Development Authority
3.90%, 04/01/2042	3,155,000	2,528,387
2.96%, 09/01/2045	1,205,000	807,328
		47,973,272

Washington - 1.3%
Central Puget Sound Regional Transit Authority, 5.49%, 11/01/2039	36,140,000	36,273,342
City of Seattle, WA Municipal Light & Power Revenue, 5.57%, 02/01/2040	2,000,000	1,997,021
City of Tacoma, WA Water Revenue
5.75%, 12/01/2039	20,000,000	20,346,768
5.62%, 12/01/2040	6,740,000	6,736,019
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, 5.50%, 09/01/2040	8,750,000	8,502,524
King County Housing Authority
3.00%, 11/01/2039	3,600,000	2,958,840
3.00%, 06/01/2040	19,040,000	14,742,752
3.00%, 08/01/2040	5,385,000	4,175,077
NJB Properties, 5.51%, 12/01/2036	6,580,000	6,835,051
University of Washington, 6.06%, 07/01/2039	10,645,000	11,134,855
Washington Biomedical Research Facilities 3, 6.52%, 07/01/2042	5,220,000	5,596,784
Washington State University, 7.40%, 04/01/2041	4,000,000	4,542,186
		123,841,219

Wisconsin - 0.2%
County of Marathon, WI
2.00%, 02/01/2037	2,380,000	1,764,516
2.00%, 02/01/2038	2,635,000	1,886,520
2.00%, 02/01/2039	2,565,000	1,763,912
Milwaukee Redevelopment Authority, 0.00%, 04/01/2039 (b)	1,000,000	446,657
Public Finance Authority
7.50%, 06/01/2029 (c)	5,750,000	5,563,363
5.29%, 07/01/2029	8,000,000	8,099,790
4.15%, 05/15/2031	3,635,000	3,580,479
		23,105,237
TOTAL MUNICIPAL BONDS (Cost $2,242,338,996)		2,116,014,060

CORPORATE BONDS - 19.3%	Par	Value
Aerospace & Defense - 0.2%
Moog, Inc., 4.25%, 12/15/2027 (c)	10,393,000	10,083,566
TransDigm, Inc.
6.38%, 03/01/2029 (c)	500,000	508,762
6.63%, 03/01/2032 (c)	5,000,000	5,114,555
6.38%, 05/31/2033 (c)	2,500,000	2,473,486
		18,180,369

Automobile Components - 0.3%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	7,970,000	7,523,220
Dana, Inc.
5.63%, 06/15/2028	6,065,000	6,041,048
4.50%, 02/15/2032	4,208,000	3,939,740
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032 (c)	5,150,000	5,260,125
Phinia, Inc., 6.63%, 10/15/2032 (c)	5,399,000	5,372,109
		28,136,242

Automobiles - 0.1%
Thor Industries, Inc., 4.00%, 10/15/2029 (c)	8,850,000	8,192,203

Banks - 4.7%
Atlantic Union Bankshares Corp., 2.88% to 12/15/2026 then 3 mo. Term SOFR + 1.86%, 12/15/2031	5,000,000	4,301,956
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032 (c)	7,000,000	7,527,463
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (c)	5,000,000	4,845,215
Bank of America Corp.
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032	10,000,000	8,843,925
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	3,000,000	2,980,730
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	15,000,000	12,809,548
Bank of NT Butterfield & Son Ltd., 5.25% to 06/15/2025 then 3 mo. Term SOFR + 5.06%, 06/15/2030	5,000,000	4,994,067
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	14,675,000	13,369,072
Banner Corp., 5.00% to 06/30/2025 then 3 mo. Term SOFR + 4.89%, 06/30/2030	8,000,000	7,972,456
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	20,050,000	20,031,795
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (c)	10,471,000	10,718,863
CapStar Bank, 5.88%, 09/29/2026	7,515,000	7,558,432
Central Pacific Financial Corp., 4.75% to 11/01/2025 then 3 mo. Term SOFR + 4.56%, 11/01/2030	5,000,000	4,889,207
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031 (c)	3,000,000	2,713,551
Commonwealth Bank of Australia
5.84%, 03/13/2034 (c)	5,000,000	5,094,003
5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046 (c)	5,000,000	4,798,124
Corestates Capital II, 5.17% (3 mo. Term SOFR + 0.91%), 01/15/2027 (c)	2,500,000	2,499,407
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	3,000,000	3,148,089
Fifth Third Bancorp, 8.25%, 03/01/2038	10,000,000	11,661,074
First Busey Corp.
5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.11%, 06/01/2030	4,500,000	4,500,000
5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	5,000,000	4,650,000
First Citizens BancShares, Inc./NC, 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	6,000,000	5,801,414
First Financial Bancorp., 9.41% (3 mo. Term SOFR + 5.09%), 05/15/2030	10,500,000	10,497,543
First Interstate BancSystem, Inc., 9.50% (3 mo. Term SOFR + 5.18%), 05/15/2030	5,000,000	4,938,333
First Mid Bancshares, Inc., 3.95% to 10/15/2025 then 3 mo. Term SOFR + 3.83%, 10/15/2030	5,300,000	5,165,699
Firstbank, 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	9,500,000	9,297,620
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	7,850,000	7,761,520
Heartland Financial USA, Inc., 2.75% to 09/15/2026 then 3 mo. Term SOFR + 2.10%, 09/15/2031	2,000,000	1,872,745
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	11,750,000	10,665,131
Home BancShares, Inc.
5.50% to 07/31/2025 then 3 mo. Term SOFR + 5.35%, 07/31/2030 (c)	1,500,000	1,469,570
3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	18,436,000	16,394,123
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	1,000,000	996,425
Huntington National Bank, 9.61% (3 mo. Term SOFR + 5.35%), 05/06/2030	10,750,000	10,770,151
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	11,500,000	11,525,295
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	10,000,000	10,676,301
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035	3,000,000	3,017,109
Mercantile Bank Corp., 3.25% to 01/30/2027 then 3 mo. Term SOFR + 2.12%, 01/30/2032	7,000,000	6,478,725
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (c)	9,500,000	8,265,295
NatWest Group PLC, 6.48% to 06/01/2029 then 5 yr. CMT Rate + 2.20%, 06/01/2034	1,000,000	1,038,079
NBT Bancorp, Inc., 5.00% to 07/01/2025 then 3 mo. Term SOFR + 4.85%, 07/01/2030	9,250,000	9,249,649
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	4,000,000	3,705,076
Pacific Premier Bancorp, Inc.
7.09% (3 mo. Term SOFR + 2.76%), 05/15/2029	3,500,000	3,398,858
5.38% to 06/15/2025 then 3 mo. Term SOFR + 5.17%, 06/15/2030	6,410,000	6,414,006
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	17,000,000	16,765,930
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000,000	5,095,426
Regions Bank, 6.45%, 06/26/2037	15,677,000	15,916,614
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	8,030,000	7,120,968
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	9,170,000	8,184,225
Santander Holdings USA, Inc., 6.17% to 01/09/2029 then SOFR + 2.50%, 01/09/2030	7,000,000	7,219,844
Southside Bancshares, Inc., 3.88% to 11/15/2025 then 3 mo. Term SOFR + 3.66%, 11/15/2030	8,000,000	7,720,000
Synovus Bank, 4.00% to 10/29/2025 then 5 yr. CMT Rate + 3.63%, 10/29/2030	6,000,000	5,911,088
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	4,000,000	4,056,894
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	10,942,000	10,549,962
Texas Capital Bank, 5.25%, 01/31/2026	5,250,000	5,216,474
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	4,750,000	4,227,500
Trustmark Corp., 3.63% to 12/01/2025 then 3 mo. Term SOFR + 3.39%, 12/01/2030	6,500,000	6,361,744
Webster Financial Corp.
4.10%, 03/25/2029	5,845,000	5,667,072
3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	6,150,000	6,031,965
Wells Fargo & Co., 5.24% to 01/24/2030 then SOFR + 1.11%, 01/24/2031	4,000,000	4,057,927
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	10,000,000	10,000,000
Wintrust Financial Corp., 4.85%, 06/06/2029	7,200,000	6,890,280
WSFS Financial Corp., 2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	5,470,000	5,123,791
		441,423,348

Beverages - 0.1%
Coca-Cola Co., 5.40%, 05/13/2064	15,000,000	14,201,205

Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	11,398,000	9,766,232
5.50%, 03/15/2064	8,000,000	7,587,629
Gilead Sciences, Inc., 4.80%, 04/01/2044	3,000,000	2,664,873
		20,018,734

Broadline Retail - 0.1%
Amazon.com, Inc., 3.25%, 05/12/2061	11,310,000	7,200,266

Building Products - 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (c)	13,000,000	12,599,426
4.25%, 02/01/2032 (c)	7,800,000	7,081,831
6.75%, 05/15/2035 (c)	1,850,000	1,862,758
Masterbrand, Inc., 7.00%, 07/15/2032 (c)	3,000,000	2,987,068
		24,531,083

Capital Markets - 0.4%
Ares Capital Corp.
3.20%, 11/15/2031	14,773,000	12,710,548
5.80%, 03/08/2032	7,250,000	7,141,989
Brookfield Corp., 7.38%, 03/01/2033	3,000,000	3,298,902
MSCI, Inc., 3.63%, 11/01/2031 (c)	11,450,000	10,395,631
		33,547,070

Chemicals - 0.1%
Avient Corp., 6.25%, 11/01/2031 (c)	8,122,000	8,138,309

Commercial Services & Supplies - 0.1%
Central Storage Safety Project Trust, 4.82%, 02/01/2038 (c)	5,248,320	4,814,431
Cimpress PLC, 7.38%, 09/15/2032 (c)	2,500,000	2,333,225
		7,147,656

Communications Equipment - 0.0%(a)
Cisco Systems, Inc., 5.35%, 02/26/2064	3,000,000	2,809,741

Construction Materials - 0.0%(a)
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (c)	2,000,000	2,033,596
6.75%, 03/01/2033 (c)	1,500,000	1,523,436
		3,557,032

Consumer Finance - 0.8%
Ally Financial, Inc.
6.70%, 02/14/2033	16,044,000	16,300,736
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	2,000,000	1,918,520
Credit Acceptance Corp., 6.63%, 03/15/2030 (c)	4,821,000	4,811,214
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	7,324,000	7,627,626
7.12%, 11/07/2033	7,750,000	7,863,753
General Motors Financial Co., Inc.
5.63%, 04/04/2032	3,750,000	3,723,668
5.45%, 09/06/2034	7,000,000	6,695,172
OneMain Finance Corp.
3.88%, 09/15/2028	2,645,000	2,482,051
6.63%, 05/15/2029	9,500,000	9,588,322
5.38%, 11/15/2029	8,853,000	8,584,754
7.13%, 09/15/2032	4,250,000	4,273,276
		73,869,092

Containers & Packaging - 0.3%
Berry Global, Inc., 5.65%, 01/15/2034	16,102,000	16,200,488
Graphic Packaging International, LLC, 3.75%, 02/01/2030 (c)	14,683,000	13,546,428
Sealed Air Corp., 5.00%, 04/15/2029 (c)	1,849,000	1,816,755
		31,563,671

Distributors - 0.0%(a)
Genuine Parts Co., 2.75%, 02/01/2032	5,000,000	4,290,284

Diversified Consumer Services - 2.2%
California Institute of Technology
4.70%, 11/01/2111	16,053,000	12,763,575
3.65%, 09/01/2119	8,698,000	5,319,318
Case Western Reserve University, 5.41%, 06/01/2122	16,280,000	14,569,712
Claremont Mckenna College, 3.78%, 01/01/2122	9,920,000	6,117,417
Massachusetts Institute of Technology
7.25%, 11/02/2096	2,750,000	3,326,523
5.60%, 07/01/2111	18,680,000	18,098,152
4.68%, 07/01/2114	22,861,000	18,374,178
3.89%, 07/01/2116	27,233,000	18,403,903
Nature Conservancy
1.71%, 07/01/2031	1,250,000	1,031,246
1.81%, 07/01/2032	1,150,000	925,516
1.86%, 07/01/2033	532,000	410,437
Prime Security Services Borrower, LLC
5.75%, 04/15/2026 (c)	2,295,000	2,303,013
3.38%, 08/31/2027 (c)	8,670,000	8,332,730
Service Corp. International, 4.00%, 05/15/2031	9,144,000	8,406,437
Trustees of the University of Pennsylvania
4.67%, 09/01/2112	16,424,000	13,239,912
3.61%, 02/15/2119	27,778,000	17,323,461
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., 2.15%, 02/01/2031	4,565,000	3,994,108
University of Southern California
5.25%, 10/01/2111	21,972,000	19,760,792
3.23%, 10/01/2120	18,019,000	9,978,337
Washington University, 4.35%, 04/15/2122	24,871,000	18,494,877
YMCA of Greater New York, 2.30%, 08/01/2026	5,730,000	5,548,068
		206,721,712

Diversified REITs - 0.1%
American Finance Trust, Inc., 4.50%, 09/30/2028 (c)	5,000,000	4,799,184
Global Net Lease, Inc., 3.75%, 12/15/2027 (c)	1,650,000	1,567,474
		6,366,658

Electric Utilities - 0.5%
Brazos Securitization LLC, 5.41%, 09/01/2050 (c)	9,700,000	9,179,922
Denton County Electric Cooperative, Inc., Series 2022, 5.32%, 02/15/2048 (c)	17,000,000	15,721,340
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	20,000,000	19,322,820
		44,224,082

Electrical Equipment - 0.4%
Regal Rexnord Corp.
6.30%, 02/15/2030	1,906,000	1,975,599
6.40%, 04/15/2033	5,850,000	6,055,176
Sensata Technologies BV, 4.00%, 04/15/2029 (c)	10,405,000	9,775,762
Sensata Technologies, Inc.
4.38%, 02/15/2030 (c)	10,338,000	9,732,365
3.75%, 02/15/2031 (c)	2,955,000	2,626,173
6.63%, 07/15/2032 (c)	3,500,000	3,533,453
		33,698,528

Electronic Equipment, Instruments & Components - 0.4%
CDW Finance Corp.
3.25%, 02/15/2029	7,323,000	6,883,789
5.55%, 08/22/2034	8,087,000	7,973,000
Corning, Inc., 5.75%, 08/15/2040	18,803,000	18,603,101
		33,459,890

Financial Services - 0.2%
American AGcredit FLCA, 3.38% to 06/15/2031 then SOFR + 2.12%, 06/15/2036 (c)	10,000,000	8,300,000
Compeer Financial FLCA
2.75% to 06/01/2026 then 3 mo. Term SOFR + 2.03%, 06/01/2031 (c)	5,000,000	4,701,634
3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (c)	4,750,000	3,677,059
		16,678,693

Food Products - 0.2%
Mars, Inc.
2.38%, 07/16/2040 (c)	4,960,000	3,388,296
5.65%, 05/01/2045 (c)	4,000,000	3,916,971
5.80%, 05/01/2065 (c)	10,830,000	10,488,646
Post Holdings, Inc., 6.25%, 10/15/2034 (c)	1,000,000	990,194
		18,784,107

Ground Transportation - 0.2%
ERAC USA Finance, LLC, 7.00%, 10/15/2037 (c)	18,952,000	21,357,384

Healthcare Equipment & Supplies - 0.0%(a)
Teleflex, Inc., 4.25%, 06/01/2028 (c)	2,800,000	2,705,133

Healthcare Providers & Services - 1.4%
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	14,760,000	12,383,422
Centene Corp.
3.38%, 02/15/2030	2,450,000	2,233,832
3.00%, 10/15/2030	11,090,000	9,759,317
2.50%, 03/01/2031	11,000,000	9,345,270
Cleveland Clinic Foundation, 4.86%, 01/01/2114	20,636,000	16,661,376
Dignity Health, 5.27%, 11/01/2064	10,000,000	8,593,699
Hackensack Meridian Health, Inc., 2.68%, 09/01/2041	14,920,000	10,091,208
HCA, Inc., 5.45%, 09/15/2034	2,000,000	1,978,793
HumanGood California Obligated Group, 3.00%, 10/01/2028	1,805,000	1,773,901
Molina Healthcare, Inc., 4.38%, 06/15/2028 (c)	9,904,000	9,612,279
New York and Presbyterian Hospital
4.76%, 08/01/2116	15,050,000	11,844,867
3.95%, 08/01/2119	5,000,000	3,285,230
Orlando Health Obligated Group
2.89%, 10/01/2035	1,000,000	833,341
5.48%, 10/01/2035	5,000,000	5,065,708
Penn State Health, 3.81%, 11/01/2049	5,920,000	3,944,160
Piedmont Healthcare, Inc., 2.72%, 01/01/2042	12,924,000	8,692,598
Select Medical Corp., 6.25%, 12/01/2032 (c)	1,250,000	1,237,796
Sutter Health, 3.16%, 08/15/2040	4,809,000	3,640,180
Toledo Hospital, 6.02%, 11/15/2048	6,980,000	6,747,838
UnitedHealth Group, Inc., 5.50%, 07/15/2044	5,000,000	4,693,581
		132,418,396

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 06/15/2032	5,000,000	4,970,717
5.70%, 07/01/2034	2,000,000	1,966,035
5.50%, 04/15/2035	8,000,000	7,702,166
		14,638,918

Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc., 5.13%, 04/15/2029 (c)	7,125,000	6,330,477
Choice Hotels International, Inc., 5.85%, 08/01/2034	4,250,000	4,176,431
Hilton Grand Vacations Borrower LLC, Inc.
4.88%, 07/01/2031 (c)	1,950,000	1,749,822
6.63%, 01/15/2032 (c)	4,000,000	3,993,118
Hyatt Hotels Corp., 5.75%, 03/30/2032	3,000,000	3,025,946
Papa John's International, Inc., 3.88%, 09/15/2029 (c)	4,374,000	4,083,742
Station Casinos, LLC
4.50%, 02/15/2028 (c)	4,818,000	4,673,245
4.63%, 12/01/2031 (c)	400,000	366,395
6.63%, 03/15/2032 (c)	4,500,000	4,509,153
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (c)	5,730,000	5,549,210
		38,457,539

Household Durables - 0.8%
Ashton Woods USA, LLC
6.63%, 01/15/2028 (c)	4,344,000	4,364,695
4.63%, 08/01/2029 (c)	3,900,000	3,679,134
4.63%, 04/01/2030 (c)	4,100,000	3,847,304
Century Communities, Inc., 3.88%, 08/15/2029 (c)	8,646,000	7,844,266
Installed Building Products, Inc., 5.75%, 02/01/2028 (c)	8,113,000	8,087,085
KB Home, 4.80%, 11/15/2029	1,882,000	1,835,804
M/I Homes, Inc.
4.95%, 02/01/2028	4,763,000	4,701,534
3.95%, 02/15/2030	9,816,000	9,040,038
Meritage Homes Corp.
3.88%, 04/15/2029 (c)	3,932,000	3,757,925
5.65%, 03/15/2035	8,450,000	8,252,313
Newell Brands, Inc.
8.50%, 06/01/2028 (c)	2,000,000	2,075,998
6.38%, 05/15/2030	7,980,000	7,508,079
6.63%, 05/15/2032	1,000,000	924,885
Tempur Sealy International, Inc., 3.88%, 10/15/2031 (c)	5,241,000	4,664,728
		70,583,788

Interactive Media & Services - 0.1%
Alphabet, Inc., 5.30%, 05/15/2065	6,000,000	5,734,180

IT Services - 0.1%
ASGN, Inc., 4.63%, 05/15/2028 (c)	7,650,000	7,384,671

Life Sciences Tools & Services - 0.3%
Avantor Funding, Inc., 4.63%, 07/15/2028 (c)	2,900,000	2,827,265
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (c)	21,200,000	19,694,158
4.00%, 03/15/2031 (c)	250,000	224,354
IQVIA, Inc.
5.00%, 10/15/2026 (c)	2,000,000	1,994,725
5.00%, 05/15/2027 (c)	3,000,000	2,981,718
		27,722,220

Machinery - 0.3%
Allison Transmission, Inc.
4.75%, 10/01/2027 (c)	5,299,000	5,216,492
5.88%, 06/01/2029 (c)	1,750,000	1,757,964
3.75%, 01/30/2031 (c)	13,782,000	12,523,642
Wabash National Corp., 4.50%, 10/15/2028 (c)	5,758,000	4,920,538
		24,418,636

Media - 0.3%
CCO Holdings Capital Corp.
4.75%, 02/01/2032 (c)	4,912,000	4,549,403
4.25%, 01/15/2034 (c)	1,500,000	1,295,844
Charter Communications Operating, LLC, 3.50%, 03/01/2042	11,138,000	7,696,188
Sirius XM Radio LLC
4.00%, 07/15/2028 (c)	4,771,000	4,530,305
3.88%, 09/01/2031 (c)	10,524,000	9,206,158
		27,277,898

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Arbor Realty SR, Inc., 5.00%, 12/30/2028 (c)	5,000,000	4,125,187
Arbor Realty Trust, Inc., 4.50%, 03/15/2027 (c)	5,000,000	4,629,920
		8,755,107

Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	10,481,000	9,078,688
5.65%, 02/22/2064	15,500,000	14,659,939
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	5,000,000	4,656,944
5.34%, 05/19/2063	3,000,000	2,699,140
Wyeth, LLC, 5.95%, 04/01/2037	12,603,000	13,190,433
		44,285,144

Professional Services - 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (c)	9,043,000	9,233,681
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (c)	1,135,000	1,087,649
4.00%, 07/01/2029 (c)	4,395,000	4,179,386
5.95%, 08/04/2033	4,000,000	4,027,904
5.95%, 04/15/2035	18,500,000	18,387,080
CACI International, Inc., 6.38%, 06/15/2033 (c)	2,750,000	2,806,077
Science Applications International Corp., 4.88%, 04/01/2028 (c)	27,078,000	26,411,970
		66,133,747

Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (c)	2,300,000	2,311,476
MMH Master LLC, 6.75%, 02/01/2044 (c)	10,250,000	9,831,541
Wildflower Improvement Association, 6.63%, 03/01/2031 (c)	2,105,589	2,053,385
		14,196,402

Retail REITs - 0.2%
Simon Property Group LP
6.75%, 02/01/2040	12,702,000	14,151,822
4.75%, 03/15/2042	655,000	574,741
		14,726,563

Software - 0.4%
Open Text Corp.
3.88%, 02/15/2028 (c)	8,825,000	8,461,345
3.88%, 12/01/2029 (c)	6,680,000	6,223,972
Oracle Corp.
3.85%, 07/15/2036	10,200,000	8,783,840
6.50%, 04/15/2038	10,000,000	10,627,442
		34,096,599

Specialty Retail - 1.1%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	5,000,000	4,753,957
5.00%, 02/15/2032 (c)	12,200,000	11,400,653
AutoNation, Inc.
3.85%, 03/01/2032	11,086,000	10,011,795
5.89%, 03/15/2035	9,000,000	8,937,979
Group 1 Automotive, Inc., 4.00%, 08/15/2028 (c)	14,014,000	13,441,295
Home Depot, Inc., 5.40%, 09/15/2040	11,497,000	11,340,215
Ken Garff Automotive, LLC, 4.88%, 09/15/2028 (c)	16,197,000	15,789,357
Lithia Motors, Inc.
3.88%, 06/01/2029 (c)	8,772,000	8,267,696
4.38%, 01/15/2031 (c)	7,000,000	6,568,710
Penske Automotive Group, Inc., 3.75%, 06/15/2029	9,450,000	8,864,928
		99,376,585

Technology Hardware, Storage & Peripherals - 0.2%
Dell International, LLC, 8.10%, 07/15/2036	18,910,000	22,335,068

Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (c)	7,000,000	6,117,537

Trading Companies & Distributors - 0.2%
Ashtead Capital, Inc.
5.50%, 08/11/2032 (c)	8,553,000	8,504,168
5.95%, 10/15/2033 (c)	4,000,000	4,039,490
Herc Holdings Escrow, Inc., 7.00%, 06/15/2030 (c)	1,000,000	1,030,083
Herc Holdings, Inc., 6.63%, 06/15/2029 (c)	2,000,000	2,027,284
United Rentals North America, Inc., 3.75%, 01/15/2032	5,100,000	4,582,337
		20,183,362
TOTAL CORPORATE BONDS (Cost $1,836,879,536)		1,789,644,852

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 15.3%	Par	Value
Arbor Multifamily Mortgage Securities Trust
Series 2021-MF3, Class B, 2.51%, 10/15/2054 (c)	2,000,000	1,681,119
Series 2022-MF4, Class B, 3.28%, 02/15/2055 (c)(e)	10,302,000	9,058,807
Series 2022-MF4, Class C, 3.28%, 02/15/2055 (c)(e)	1,000,000	859,879
Series 2022-MF4, Class XD, 1.28%, 02/15/2055 (c)(e)(g)	19,700,000	1,421,442
Arbor Realty Trust, Inc.
Series 2020-MF1, Class AS, 3.06%, 05/15/2053 (c)(e)	4,650,000	4,230,817
Series 2020-MF1, Class B, 3.60%, 05/15/2053 (c)(e)	4,500,000	4,161,592
BANK
Series 2017-BN4, Class A3, 3.36%, 05/15/2050	9,946,550	9,758,170
Series 2017-BN5, Class A4, 3.13%, 06/15/2060	12,342,047	12,020,157
Series 2018-BN10, Class D, 2.60%, 02/15/2061 (c)	2,000,000	1,714,445
Series 2019-BN16, Class XA, 0.93%, 02/15/2052 (e)(g)	73,222,693	1,944,150
Series 2019-BN17, Class XB, 0.56%, 04/15/2052 (e)(g)	123,653,000	2,514,014
Series 2019-BN17, Class XD, 1.59%, 04/15/2052 (c)(e)(g)	11,541,000	602,992
Series 2019-BN19, Class A2, 2.93%, 08/15/2061	2,000,000	1,850,254
Series 2019-BN21, Class XD, 1.10%, 10/17/2052 (c)(e)(g)	18,699,333	778,446
Series 2019-BN23, Class B, 3.46%, 12/15/2052	1,250,000	1,120,532
Series 2019-BN23, Class C, 3.50%, 12/15/2052 (e)	8,713,000	7,552,097
Series 2019-BN23, Class XB, 0.17%, 12/15/2052 (e)(g)	238,421,000	1,956,769
Series 2019-BN24, Class XB, 0.18%, 11/15/2062 (e)(g)	174,693,000	1,658,238
Series 2020-BN25, Class B, 3.04%, 01/15/2063 (e)	7,401,500	6,542,409
Series 2020-BN25, Class XA, 0.87%, 01/15/2063 (e)(g)	155,739,759	4,948,335
Series 2020-BN26, Class A2, 2.04%, 03/15/2063	4,140,858	3,841,777
Series 2020-BN26, Class XB, 0.59%, 03/15/2063 (e)(g)	226,593,000	5,992,501
Series 2020-BN28, Class B, 2.34%, 03/15/2063	1,938,000	1,661,701
Series 2020-BN28, Class XB, 0.97%, 03/15/2063 (e)(g)	29,969,467	1,367,174
Series 2020-BN29, Class AS, 2.21%, 11/15/2053	3,930,532	3,295,409
Series 2020-BN29, Class B, 2.42%, 11/15/2053	2,625,000	2,189,690
Series 2020-BN29, Class C, 3.03%, 11/15/2053 (e)	3,110,000	2,583,694
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (c)	1,250,000	928,174
Series 2020-BN29, Class XB, 0.66%, 11/15/2053 (e)(g)	132,417,000	4,107,973
Series 2020-BN30, Class B, 2.45%, 12/15/2053 (e)	1,090,000	908,944
Series 2020-BN30, Class C, 2.76%, 12/15/2053 (e)	5,450,000	4,404,251
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (c)(e)	9,150,000	6,843,237
Series 2021-BN32, Class C, 3.26%, 04/15/2054 (e)	800,000	673,302
Series 2021-BN32, Class D, 2.50%, 04/15/2054 (c)(e)	5,000,000	3,869,789
Series 2021-BN32, Class XB, 0.27%, 04/15/2054 (e)(g)	152,569,000	2,050,375
Series 2021-BN34, Class AS, 2.57%, 06/15/2063	1,500,000	1,244,166
Series 2021-BN34, Class B, 2.75%, 06/15/2063 (e)	8,000,000	6,525,542
Series 2021-BN34, Class XA, 0.97%, 06/15/2063 (e)(g)	94,704,298	3,873,548
Series 2021-BN35, Class B, 2.53%, 06/15/2064	6,365,000	5,359,253
Series 2021-BN35, Class C, 2.90%, 06/15/2064 (e)	8,755,000	7,272,363
Series 2021-BN35, Class XA, 1.03%, 06/15/2064 (e)(g)	105,147,498	4,736,506
Series 2021-BN38, Class XA, 0.81%, 12/15/2064 (e)(g)	40,063,141	1,651,751
Series 2022-BN40, Class D, 2.50%, 03/15/2064 (c)	3,955,000	2,898,153
Series 2023-BN45, Class XD, 2.28%, 02/15/2056 (c)(e)(g)	22,611,000	3,181,497
Series 2024-BN47, Class XA, 0.82%, 06/15/2057 (e)(g)	65,069,065	3,757,068
Series 2024-BN47, Class XB, 0.40%, 06/15/2057 (e)(g)	220,695,000	6,880,983
Series 2024-BN48, Class XB, 0.67%, 10/15/2057 (e)(g)	228,218,000	11,846,682
Series 2025-BN49, Class AS, 6.03%, 03/15/2058 (e)	7,000,000	7,211,423
Series 2025-BN49, Class ASB, 5.64%, 03/15/2058	10,000,000	10,347,729
Series 2025-BN49, Class XA, 0.63%, 03/15/2058 (e)(g)	150,111,534	7,258,868
Series 2025-BN50, Class AS, 5.87%, 05/15/2068 (e)	5,700,000	5,917,090
BANK5
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056	9,992,167	10,345,307
Series 2023-5YR3, Class B, 7.32%, 09/15/2056 (e)	7,790,000	8,141,405
Series 2023-5YR4, Class AS, 7.27%, 12/15/2056 (e)	7,500,000	7,979,297
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	11,625,000	11,798,905
Series 2024-5YR10, Class B, 6.14%, 10/15/2057 (e)	5,000,000	5,087,362
Series 2024-5YR10, Class XA, 1.19%, 10/15/2057 (e)(g)	80,988,408	3,647,710
Series 2024-5YR11, Class AS, 6.14%, 11/15/2057	4,250,000	4,399,660
Series 2024-5YR12, Class AS, 6.12%, 12/15/2057 (e)	11,045,000	11,418,462
Series 2024-5YR6, Class XA, 0.74%, 05/15/2057 (c)(e)(g)	112,657,360	2,888,760
Series 2024-5YR7, Class AS, 6.49%, 06/15/2057 (e)	7,000,000	7,307,916
Series 2024-5YR7, Class XA, 1.33%, 06/15/2057 (e)(g)	142,395,788	6,715,713
Series 2024-5YR8, Class B, 6.68%, 08/15/2057 (e)	8,900,000	9,267,790
Series 2024-5YR8, Class C, 6.77%, 08/15/2057 (e)	6,000,000	6,116,836
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057 (e)	11,200,000	11,596,579
Series 2025-5YR13, Class AS, 6.10%, 01/15/2058 (e)	10,000,000	10,351,894
Series 2025-5YR14, Class AS, 6.07%, 04/15/2058 (e)	7,000,000	7,236,076
Series 2025-5YR14, Class XA, 0.98%, 04/15/2058 (e)(g)	66,625,241	2,780,604
BBCMS Trust
Series 2020-C6, Class XA, 1.02%, 02/15/2053 (e)(g)	87,703,730	3,344,643
Series 2020-C6, Class XB, 0.65%, 02/15/2053 (e)(g)	59,000,000	1,750,613
Series 2020-C7, Class XA, 1.59%, 04/15/2053 (e)(g)	21,204,708	1,043,545
Series 2020-C7, Class XB, 0.97%, 04/15/2053 (e)(g)	17,140,000	741,574
Series 2021-C10, Class XA, 1.21%, 07/15/2054 (e)(g)	71,702,041	3,846,513
Series 2021-C10, Class XB, 1.01%, 07/15/2054 (e)(g)	74,931,500	3,918,475
Series 2021-C11, Class XB, 0.96%, 09/15/2054 (e)(g)	29,540,000	1,570,084
Series 2021-C12, Class B, 2.76%, 11/15/2054	9,000,000	7,419,964
Series 2021-C12, Class XA, 0.93%, 11/15/2054 (e)(g)	100,115,372	4,242,369
Series 2021-C12, Class XB, 0.59%, 11/15/2054 (e)(g)	59,992,000	2,114,208
Series 2021-C9, Class AS, 2.53%, 02/15/2054	8,500,000	7,267,418
Series 2021-C9, Class XB, 0.99%, 02/15/2054 (e)(g)	68,467,000	3,316,678
Series 2022-C14, Class XA, 0.70%, 02/15/2055 (e)(g)	97,137,925	3,324,312
Series 2022-C14, Class XB, 0.25%, 02/15/2055 (e)(g)	166,823,000	3,452,352
Series 2022-C15, Class XD, 1.33%, 04/15/2055 (c)(e)(g)	25,000,000	2,040,313
Series 2022-C17, Class XA, 1.15%, 09/15/2055 (e)(g)	64,921,200	4,421,932
Series 2022-C17, Class XB, 0.48%, 09/15/2055 (e)(g)	52,655,000	2,022,958
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	10,000,000	10,144,098
Series 2023-C21, Class A2, 6.30%, 09/15/2056 (e)	9,717,702	10,149,780
Series 2024-5C27, Class XA, 0.82%, 07/15/2057 (c)(e)(g)	58,731,162	1,700,332
Series 2024-5C29, Class AS, 5.63%, 09/15/2057	10,000,000	10,140,746
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	5,000,000	5,145,568
Series 2024-5C31, Class AS, 5.85%, 12/15/2057 (e)	11,500,000	11,769,253
Series 2024-5C31, Class XA, 1.06%, 12/15/2057 (e)(g)	80,292,687	3,390,559
Series 2024-5C31, Class XB, 0.72%, 12/15/2057 (c)(e)(g)	169,223,000	5,365,554
Series 2024-C24, Class XA, 1.62%, 02/15/2057 (e)(g)	63,292,402	6,252,663
Series 2024-C24, Class XB, 1.33%, 02/15/2057 (e)(g)	32,630,000	2,975,840
Series 2024-C26, Class XA, 1.01%, 05/15/2057 (e)(g)	116,240,438	8,539,302
Series 2024-C28, Class AS, 5.84%, 09/15/2057 (e)	5,000,000	5,077,258
Series 2024-C28, Class XA, 1.11%, 09/15/2057 (e)(g)	36,427,268	2,837,105
Series 2024-C28, Class XB, 0.61%, 09/15/2057 (c)(e)(g)	154,907,000	7,687,972
Series 2024-C30, Class XA, 0.86%, 11/15/2057 (e)(g)	114,168,210	7,239,772
Series 2025-5C33, Class AS, 6.17%, 03/15/2058 (e)	15,000,000	15,566,346
Series 2025-5C33, Class XA, 0.82%, 03/15/2058 (e)(g)	101,082,154	3,446,578
Series 2025-C32, Class AS, 5.93%, 02/15/2062	10,000,000	10,244,066
Series 2025-C32, Class XA, 1.13%, 02/15/2062 (e)(g)	63,470,816	5,418,980
Series 2025-C32, Class XB, 0.77%, 02/15/2062 (c)(e)(g)	76,851,000	4,823,568
Benchmark Mortgage Trust
Series 2019-B12, Class XB, 0.43%, 08/15/2052 (c)(e)(g)	93,260,000	1,410,399
Series 2019-B13, Class XB, 0.38%, 08/15/2057 (c)(e)(g)	82,774,000	1,210,810
Series 2019-B13, Class XD, 1.48%, 08/15/2057 (c)(e)(g)	12,071,000	628,479
Series 2019-B9, Class XA, 1.01%, 03/15/2052 (e)(g)	27,724,281	848,380
Series 2019-B9, Class XD, 1.99%, 03/15/2052 (c)(e)(g)	11,513,000	707,481
Series 2020-B16, Class XA, 1.03%, 02/15/2053 (e)(g)	115,099,223	3,742,900
Series 2020-B16, Class XB, 0.30%, 02/15/2053 (c)(e)(g)	70,467,000	705,945
Series 2020-B20, Class XB, 0.57%, 10/15/2053 (e)(g)	79,394,000	1,960,508
Series 2021-B23, Class AAB, 1.77%, 02/15/2054	5,000,000	4,613,339
Series 2021-B23, Class XA, 1.26%, 02/15/2054 (e)(g)	65,758,422	3,332,545
Series 2021-B23, Class XB, 0.91%, 02/15/2054 (c)(e)(g)	105,441,000	4,949,200
Series 2021-B24, Class ASB, 2.26%, 03/15/2054	6,400,000	5,944,590
Series 2021-B24, Class XA, 1.13%, 03/15/2054 (e)(g)	66,080,834	2,839,328
Series 2021-B24, Class XB, 0.59%, 03/15/2054 (e)(g)	99,123,000	3,157,642
Series 2021-B25, Class XA, 1.08%, 04/15/2054 (e)(g)	78,205,439	3,643,607
Series 2021-B25, Class XB, 0.66%, 04/15/2054 (e)(g)	93,350,000	3,282,065
Series 2021-B26, Class B, 2.58%, 06/15/2054 (e)	8,850,000	7,164,578
Series 2021-B26, Class C, 2.87%, 06/15/2054 (e)	1,650,000	1,239,984
Series 2021-B26, Class D, 2.00%, 06/15/2054 (c)	2,250,000	1,513,108
Series 2021-B26, Class XD, 1.37%, 06/15/2054 (c)(e)(g)	10,836,000	769,828
Series 2021-B27, Class B, 2.36%, 07/15/2054	6,000,000	4,717,906
Series 2021-B27, Class C, 2.70%, 07/15/2054	2,000,000	1,433,498
Series 2021-B27, Class D, 2.00%, 07/15/2054 (c)	5,000,000	3,137,583
Series 2021-B27, Class XA, 1.23%, 07/15/2054 (e)(g)	50,576,324	2,691,930
Series 2021-B27, Class XD, 1.49%, 07/15/2054 (c)(e)(g)	28,014,000	2,195,743
Series 2021-B28, Class XA, 1.26%, 08/15/2054 (e)(g)	110,752,975	6,003,243
Series 2021-B28, Class XB, 0.95%, 08/15/2054 (e)(g)	32,491,000	1,689,305
Series 2021-B29, Class C, 2.75%, 09/15/2054 (e)	7,050,000	5,658,156
Series 2021-B29, Class D, 2.00%, 09/15/2054 (c)	6,000,000	4,247,737
Series 2021-B29, Class XD, 1.30%, 09/15/2054 (c)(e)(g)	27,615,000	1,826,641
Series 2021-B30, Class C, 2.88%, 11/15/2054 (e)	8,181,000	6,293,050
Series 2021-B30, Class E, 2.00%, 11/15/2054 (c)	2,250,000	1,290,061
Series 2021-B30, Class XB, 0.59%, 11/15/2054 (c)(e)(g)	83,683,000	2,564,917
Series 2021-B30, Class XD, 1.30%, 11/15/2054 (c)(e)(g)	18,582,000	1,260,309
Series 2021-B31, Class XA, 0.76%, 12/15/2054 (e)(g)	142,372,718	5,272,702
Series 2021-B31, Class XB, 0.43%, 12/15/2054 (c)(e)(g)	124,409,000	3,286,002
Series 2021-B31, Class XD, 1.14%, 12/15/2054 (c)(e)(g)	31,991,000	2,077,412
Series 2022-B32, Class AS, 3.41%, 01/15/2055 (e)	10,000,000	8,594,719
Series 2022-B32, Class XD, 1.52%, 01/15/2055 (c)(e)(g)	39,202,000	3,018,942
Series 2022-B33, Class XD, 1.61%, 03/15/2055 (c)(e)(g)	21,919,000	1,915,107
Series 2023-B38, Class A2, 5.63%, 04/15/2056	12,000,000	12,233,014
Series 2024-V10, Class AS, 5.73%, 09/15/2057 (e)	10,000,000	10,170,696
Series 2024-V10, Class XA, 1.31%, 09/15/2057 (e)(g)	62,997,270	3,081,656
Series 2024-V11, Class AM, 6.20%, 11/15/2057 (e)	10,000,000	10,364,385
Series 2024-V12, Class A3, 5.74%, 12/15/2057	6,000,000	6,207,467
Series 2024-V12, Class AS, 6.03%, 12/15/2057 (e)	10,000,000	10,321,229
Series 2024-V5, Class AM, 6.42%, 01/10/2057 (e)	5,900,000	6,117,280
Series 2024-V6, Class XA, 1.34%, 03/15/2057 (e)(g)	117,298,220	5,171,467
Series 2024-V8, Class AM, 6.63%, 07/15/2057 (e)	5,140,000	5,416,718
Series 2024-V9, Class AS, 6.06%, 08/15/2057 (e)	10,000,000	10,280,702
Series 2025-V13, Class AS, 6.13%, 02/15/2058 (e)	15,000,000	15,510,534
Series 2025-V13, Class XA, 0.91%, 02/15/2058 (e)(g)	100,000,000	3,505,850
Series 2025-V14, Class AM, 6.09%, 04/15/2057 (e)	10,000,000	10,341,025
Series 2025-V14, Class XA, 0.77%, 04/15/2057 (e)(g)	181,894,994	5,977,397
Series 2025-V15, Class AS, 6.17%, 05/15/2030	6,000,000	6,237,812
Series 2025-V15, Class B, 6.43%, 06/15/2030 (e)	10,000,000	10,390,256
Series 2025-V15, Class XA, 1.12%, 12/15/2029 (e)(g)	94,600,000	4,620,018
BMO Mortgage Trust
Series 2022-C1, Class C, 3.62%, 02/17/2055 (e)	2,000,000	1,700,493
Series 2022-C1, Class XD, 1.76%, 02/17/2055 (c)(e)(g)	30,550,000	3,032,524
Series 2023-C5, Class A2, 6.52%, 06/15/2056	10,000,000	10,240,520
Series 2023-C7, Class XA, 0.81%, 12/15/2056 (c)(e)(g)	100,306,817	4,914,392
Series 2024-5C3, Class AS, 6.29%, 02/15/2057 (e)	5,750,000	5,947,274
Series 2024-5C3, Class XA, 1.12%, 02/15/2057 (e)(g)	101,189,000	3,523,866
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (e)	5,500,000	5,660,598
Series 2024-C10, Class XB, 0.21%, 11/15/2057 (e)(g)	135,745,000	3,259,210
Series 2024-C9, Class XA, 0.86%, 07/15/2057 (e)(g)	49,958,517	3,245,270
Series 2024-C9, Class XB, 0.42%, 07/15/2057 (e)(g)	181,757,000	6,024,736
Series 2025-5C10, Class XA, 1.58%, 05/15/2058 (e)(g)	72,230,000	4,086,463
Series 2025-C11, Class AS, 5.98%, 02/15/2058	5,029,000	5,164,423
Series 2025-C11, Class ASB, 5.68%, 02/15/2058	4,500,000	4,685,715
Series 2025-C11, Class XA, 1.10%, 02/15/2058 (e)(g)	131,028,899	10,849,416
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035 (g)	27,135,045	1,172,234
Series 2021-3, Class X, 0.77%, 08/20/2036 (g)	24,840,448	1,137,196
Cantor Commercial Real Estate Lending LP, Series 2019-CF2, Class XB, 0.64%, 11/15/2052 (e)(g)	134,736,000	3,208,738
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class XB, 0.32%, 11/15/2050 (e)(g)	40,062,667	292,902
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class B, 4.12%, 05/10/2049	13,459,943	13,212,248
Series 2016-C1, Class C, 4.95%, 05/10/2049 (e)	8,348,000	8,136,550
Series 2016-C2, Class B, 3.18%, 08/10/2049	9,403,500	9,122,961
Series 2016-P6, Class B, 4.15%, 12/10/2049 (e)	6,835,000	6,260,818
Series 2017-B1, Class XB, 0.14%, 08/15/2050 (e)(g)	38,016,000	153,980
Series 2017-C4, Class XA, 0.98%, 10/12/2050 (e)(g)	30,114,041	585,872
Series 2017-C4, Class XB, 0.27%, 10/12/2050 (e)(g)	42,746,500	268,888
Series 2017-P7, Class XB, 0.57%, 04/14/2050 (e)(g)	45,124,000	422,406
Series 2017-P8, Class B, 4.19%, 09/15/2050	4,160,000	3,833,933
Series 2018-B2, Class XB, 0.37%, 03/10/2051 (e)(g)	49,202,000	503,184
Series 2018-C5, Class XB, 0.32%, 06/10/2051 (c)(e)(g)	28,400,000	298,314
Series 2019-C7, Class B, 3.67%, 12/15/2072 (e)	10,000,000	9,140,730
Series 2019-C7, Class XA, 0.82%, 12/15/2072 (e)(g)	69,188,212	2,225,833
Series 2019-C7, Class XB, 0.26%, 12/15/2072 (c)(e)(g)	50,711,000	612,690
Series 2019-C7, Class XD, 1.17%, 12/15/2072 (c)(e)(g)	39,933,000	1,923,473
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	10,339,000	9,337,353
Series 2019-GC41, Class XA, 1.03%, 08/10/2056 (e)(g)	49,018,322	1,562,243
Series 2020-GC46, Class XA, 0.96%, 02/15/2053 (e)(g)	82,991,625	3,096,061
Series 2020-GC46, Class XB, 0.31%, 02/15/2053 (c)(e)(g)	92,457,000	1,459,702
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2017-CD3, Class XB, 0.55%, 02/10/2050 (e)(g)	61,857,000	587,580
Series 2018-CD7, Class ASB, 4.21%, 08/15/2051	2,061,051	2,045,805
Commercial Mortgage Pass Through Certificates
Series 2019-GC44, Class XD, 1.01%, 08/15/2057 (c)(e)(g)	19,460,000	800,641
Series 2024-277P, Class A, 6.34%, 08/10/2044 (c)	8,000,000	8,330,166
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (c)(e)	6,750,000	6,825,985
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XD, 0.50%, 04/15/2050 (c)(e)(g)	62,192,000	3,358
Series 2016-C5, Class XD, 1.00%, 11/15/2048 (c)(e)(g)	46,821,000	78,444
Series 2017-C8, Class XB, 0.34%, 06/15/2050 (e)(g)	74,773,000	460,235
Series 2019-C17, Class XA, 1.32%, 09/15/2052 (e)(g)	77,959,848	3,307,525
Series 2019-C18, Class C, 3.91%, 12/15/2052 (e)	3,987,000	3,566,230
Series 2019-C18, Class XA, 0.99%, 12/15/2052 (e)(g)	91,715,989	3,129,258
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (c)	427,967	369,445
Series 2012-BWTR, Class B, 3.26%, 11/05/2034 (c)	6,608,000	3,880,586
Series 2015-GC32, Class B, 4.40%, 07/10/2048 (e)	8,453,000	8,415,240
Series 2015-GC34, Class A3, 3.24%, 10/10/2048	11,089,504	11,063,203
Series 2016-GS3, Class B, 3.40%, 10/10/2049 (e)	10,417,000	9,905,652
Series 2017-GS8, Class XB, 0.36%, 11/10/2050 (e)(g)	44,642,000	388,292
Series 2018-GS10, Class XD, 1.40%, 07/10/2051 (c)(e)(g)	24,049,000	1,052,021
Series 2019-GC38, Class XD, 1.89%, 02/10/2052 (c)(e)(g)	20,916,000	1,273,502
Series 2019-GC39, Class XB, 0.61%, 05/10/2052 (e)(g)	69,588,000	1,634,295
Series 2019-GC39, Class XD, 1.60%, 05/10/2052 (c)(e)(g)	24,645,000	1,361,074
Series 2019-GSA1, Class XA, 0.80%, 11/10/2052 (e)(g)	69,392,770	2,029,371
Series 2020-GSA2, Class XB, 0.92%, 12/12/2053 (c)(e)(g)	73,324,000	3,305,629
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/2040 (c)(e)	4,600,000	4,693,744
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class X1, 0.00%, 02/12/2051 (b)(c)(e)(g)	79,057	0
Series 2017-JP6, Class XB, 0.63%, 07/15/2050 (e)(g)	68,830,000	780,312
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XD, 0.50%, 11/15/2048 (c)(e)(g)	23,066,000	9,826
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class B, 3.64%, 12/15/2049 (e)	5,500,000	5,151,988
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 3.95%, 05/10/2050 (e)	2,960,000	2,824,601
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class XB, 0.41%, 10/15/2054 (e)(g)	143,080,000	3,576,099
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class B, 4.12%, 07/15/2050 (e)	6,345,000	6,271,495
Series 2015-C27, Class B, 4.48%, 12/15/2047 (e)	3,000,000	2,923,919
Series 2016-C31, Class XD, 1.25%, 11/15/2049 (c)(e)(g)	21,212,500	310,572
Series 2017-C34, Class B, 4.11%, 11/15/2052 (e)	11,524,000	10,584,711
Series 2017-C34, Class D, 2.70%, 11/15/2052 (c)	4,953,000	3,390,493
Series 2025-5C1, Class AS, 6.01%, 03/15/2058 (e)	2,396,000	2,458,014
Series 2025-5C1, Class XA, 1.16%, 03/15/2058 (e)(g)	47,998,957	2,273,058
Morgan Stanley Capital I Trust, Series 2016-BN2, Class XB, 0.52%, 11/15/2049 (e)(g)	58,680,000	406,711
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	1,270,000	1,213,518
Series 2017-H1, Class C, 4.28%, 06/15/2050 (e)	7,959,000	7,436,586
Series 2017-H1, Class XD, 2.14%, 06/15/2050 (c)(e)(g)	8,725,000	324,697
Series 2017-HR2, Class A3, 3.33%, 12/15/2050	11,635,253	11,229,773
Series 2017-HR2, Class B, 4.06%, 12/15/2050 (e)	6,000,000	5,794,249
Series 2017-HR2, Class C, 4.32%, 12/15/2050 (e)	10,576,000	10,081,231
Series 2018-H3, Class XB, 0.36%, 07/15/2051 (e)(g)	135,712,000	1,439,551
Series 2018-H3, Class XD, 1.85%, 07/15/2051 (c)(e)(g)	15,363,500	750,172
Series 2019-H7, Class C, 4.13%, 07/15/2052	10,401,000	9,365,586
Series 2019-H7, Class D, 3.00%, 07/15/2052 (c)	2,402,000	1,971,475
Series 2019-H7, Class XB, 0.63%, 07/15/2052 (e)(g)	130,723,000	3,197,746
Series 2019-L2, Class XB, 0.62%, 03/15/2052 (e)(g)	127,093,000	2,723,018
Series 2021-L5, Class B, 3.10%, 05/15/2054	10,627,000	9,257,425
Series 2021-L5, Class D, 2.50%, 05/15/2054 (c)	3,500,000	2,560,936
Series 2021-L5, Class XB, 0.71%, 05/15/2054 (e)(g)	70,387,500	2,729,142
Series 2021-L6, Class B, 2.95%, 06/15/2054 (e)	7,500,000	6,297,953
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/2056 (e)(g)	22,536,970	1,332,474
New Hampshire Business Finance Authority, Series 2023-2, Class X, 0.75%, 01/20/2038 (e)(g)	32,298,789	1,679,860
UBS Commercial Mortgage Trust
Series 2017-C1, Class XB, 0.91%, 06/15/2050 (e)(g)	13,000,000	201,518
Series 2017-C6, Class XB, 0.57%, 12/15/2050 (e)(g)	63,420,500	807,863
Series 2017-C7, Class XB, 0.36%, 12/15/2050 (e)(g)	170,396,000	1,740,731
Series 2018-C12, Class XA, 0.85%, 08/15/2051 (e)(g)	39,835,610	909,479
Series 2018-C12, Class XB, 0.27%, 08/15/2051 (e)(g)	139,858,000	1,355,462
Series 2018-C13, Class ASB, 4.24%, 10/15/2051	2,299,584	2,279,147
Series 2018-C13, Class XB, 0.29%, 10/15/2051 (e)(g)	128,678,000	1,457,317
Series 2018-C13, Class XD, 2.02%, 10/15/2051 (c)(e)(g)	16,442,000	1,001,619
Series 2018-C14, Class XB, 0.25%, 12/15/2051 (e)(g)	114,392,000	1,237,916
Series 2018-C8, Class A3, 3.72%, 02/15/2051	2,000,458	1,954,231
Series 2019-C17, Class XB, 0.85%, 10/15/2052 (e)(g)	128,213,000	4,205,335
Series 2019-C18, Class AS, 3.38%, 12/15/2052 (e)	9,000,000	8,124,151
Series 2019-C18, Class ASB, 2.99%, 12/15/2052	4,088,114	3,947,945
UBS-Barclays Commercial Mortgage Trust
Series 2019-C3, Class ASB, 3.46%, 05/15/2052	1,633,509	1,598,275
Series 2019-C3, Class XB, 0.76%, 05/15/2052 (e)(g)	56,340,000	1,575,385
Series 2019-C4, Class XB, 1.11%, 08/15/2052 (e)(g)	43,170,000	1,780,447
Series 2019-C5, Class XB, 0.34%, 11/15/2052 (e)(g)	174,774,000	2,284,454
Series 2019-C5, Class XD, 1.32%, 11/15/2052 (c)(e)(g)	12,996,000	652,465
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035 (e)(g)	19,956,349	787,877
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class C, 4.22%, 05/15/2048 (e)	9,998,284	9,535,863
Series 2015-C28, Class D, 4.22%, 05/15/2048 (e)	4,376,000	3,868,822
Series 2015-C30, Class B, 4.40%, 09/15/2058 (e)	5,800,000	5,771,846
Series 2015-NXS1, Class B, 3.66%, 05/15/2048 (e)	296,423	295,786
Series 2016-C37, Class C, 4.46%, 12/15/2049 (e)	11,213,000	10,795,407
Series 2016-C37, Class D, 3.16%, 12/15/2049 (c)(e)	9,625,000	8,682,325
Series 2016-LC24, Class XB, 0.97%, 10/15/2049 (e)(g)	66,264,075	730,568
Series 2017-C40, Class B, 4.23%, 10/15/2050 (e)	2,000,000	1,887,222
Series 2017-C40, Class C, 4.30%, 10/15/2050 (e)	1,670,000	1,529,442
Series 2017-C42, Class XB, 0.31%, 12/15/2050 (e)(g)	116,750,000	951,839
Series 2017-RB1, Class XB, 0.72%, 03/15/2050 (e)(g)	69,254,209	874,418
Series 2018-C43, Class C, 4.51%, 03/15/2051 (e)	4,033,000	3,718,366
Series 2018-C45, Class B, 4.56%, 06/16/2051	3,477,000	3,374,075
Series 2018-C45, Class C, 4.73%, 06/15/2051	4,004,000	3,813,983
Series 2018-C47, Class AS, 4.67%, 09/15/2061 (e)	8,000,000	7,850,754
Series 2018-C47, Class XB, 0.14%, 09/15/2061 (e)(g)	164,144,000	968,203
Series 2018-C48, Class XB, 0.25%, 01/15/2052 (e)(g)	138,642,000	1,357,527
Series 2019-C49, Class B, 4.55%, 03/15/2052	8,947,000	8,634,477
Series 2019-C49, Class D, 3.00%, 03/15/2052 (c)	3,250,000	2,777,720
Series 2019-C49, Class XB, 0.60%, 03/15/2052 (e)(g)	125,812,000	2,628,817
Series 2019-C50, Class XB, 0.87%, 05/15/2052 (e)(g)	36,427,311	1,138,302
Series 2019-C51, Class XB, 0.62%, 06/15/2052 (e)(g)	130,394,000	3,092,411
Series 2019-C52, Class C, 3.56%, 08/15/2052	7,073,000	5,908,536
Series 2019-C52, Class XA, 1.56%, 08/15/2052 (e)(g)	51,310,752	2,582,619
Series 2019-C52, Class XB, 1.07%, 08/15/2052 (e)(g)	113,763,146	4,566,328
Series 2019-C53, Class B, 3.51%, 10/15/2052 (e)	5,200,000	4,756,735
Series 2019-C53, Class XB, 0.50%, 10/15/2052 (e)(g)	105,325,000	2,103,856
Series 2020-C55, Class XB, 0.79%, 02/15/2053 (e)(g)	58,030,370	1,939,334
Series 2020-C56, Class XB, 0.25%, 06/15/2053 (e)(g)	127,035,000	1,464,320
Series 2020-C57, Class C, 4.02%, 08/15/2053 (e)	6,290,000	5,665,340
Series 2020-C57, Class D, 2.50%, 08/15/2053 (c)	3,254,077	2,494,110
Series 2020-C57, Class XA, 2.04%, 08/15/2053 (e)(g)	21,714,653	1,724,847
Series 2020-C57, Class XB, 0.73%, 08/15/2053 (e)(g)	74,972,000	2,522,500
Series 2020-C58, Class XB, 1.11%, 07/15/2053 (e)(g)	109,974,000	5,717,515
Series 2021-C59, Class C, 3.28%, 04/15/2054	7,648,000	6,155,705
Series 2021-C59, Class XB, 0.90%, 04/15/2054 (e)(g)	65,782,000	3,003,448
Series 2021-C59, Class XD, 1.45%, 04/15/2054 (c)(e)(g)	40,274,000	2,837,686
Series 2021-C60, Class B, 2.73%, 08/15/2054	7,114,678	6,021,057
Series 2021-C60, Class C, 2.74%, 08/15/2054	4,475,000	3,631,829
Series 2021-C60, Class XA, 1.49%, 08/15/2054 (e)(g)	40,052,427	2,646,096
Series 2021-C60, Class XB, 1.09%, 08/15/2054 (e)(g)	40,551,000	2,390,615
Series 2021-C61, Class AS, 2.86%, 11/15/2054	5,400,000	4,643,268
Series 2021-C61, Class B, 3.11%, 11/15/2054	6,221,000	5,368,394
Series 2021-C61, Class XD, 1.40%, 11/15/2054 (c)(e)(g)	9,132,000	698,171
Series 2024-5C1, Class AS, 6.52%, 07/15/2057	6,000,000	6,248,933
Series 2024-5C2, Class AS, 6.15%, 11/15/2057 (e)	12,901,000	13,404,019
Series 2024-C63, Class XA, 1.00%, 08/15/2057 (e)(g)	70,734,949	5,203,730
Series 2024-C63, Class XB, 0.38%, 08/15/2057 (e)(g)	147,039,000	5,032,175
Series 2025-5C3, Class AS, 6.39%, 01/15/2058 (e)	5,000,000	5,233,605
Series 2025-5C3, Class B, 6.54%, 01/15/2058 (e)	1,500,000	1,556,492
Series 2025-5C4, Class AS, 6.09%, 05/15/2058	6,000,000	6,222,695
Series 2025-5C4, Class XA, 1.35%, 05/15/2058 (e)(g)	41,338,542	2,002,207
Series 2025-C64, Class AS, 5.84%, 02/15/2058 (e)	14,500,000	14,740,868
Series 2025-C64, Class XA, 1.02%, 02/15/2058 (e)(g)	105,115,813	7,898,928
Series 2025-C64, Class XD, 2.13%, 02/15/2058 (c)(e)(g)	10,909,000	1,736,797
Wells Fargo Commercial Mortgage Trust Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class C, 3.58%, 10/15/2052 (e)	3,275,000	2,913,133
Wells Fargo Commercial Mortgage Trust Wells Fargo Commercial Mortgage Trust Wells Fargo Commercial Mortgage Trust Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.90%, 01/15/2052 (e)	5,000,000	4,793,522
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,495,063,771)		1,417,842,913

U.S. TREASURY SECURITIES - 11.4%	Par	Value
United States Treasury Notes/Bonds
4.38%, 08/15/2043	200,000,000	186,621,094
4.75%, 11/15/2043	175,000,000	171,188,966
4.50%, 02/15/2044	54,750,000	51,784,731
4.63%, 05/15/2044	25,000,000	24,011,231
3.13%, 08/15/2044	25,000,000	19,247,070
4.75%, 02/15/2045	35,000,000	34,086,719
4.63%, 02/15/2055	25,000,000	23,789,062
United States Treasury Strip Principal
0.00%, 02/15/2042 (b)	100,000,000	43,903,146
0.00%, 05/15/2042 (b)	150,000,000	64,880,934
0.00%, 08/15/2042 (b)	150,000,000	63,885,069
0.00%, 11/15/2042 (b)	150,000,000	62,939,748
0.00%, 02/15/2043 (b)	150,000,000	62,117,066
0.00%, 05/15/2043 (b)	150,000,000	61,233,320
0.00%, 02/15/2044 (b)	125,000,000	48,909,616
0.00%, 05/15/2044 (b)	150,000,000	57,833,743
0.00%, 08/15/2044 (b)	150,000,000	56,972,508
0.00%, 11/15/2044 (b)	75,000,000	28,090,068
TOTAL U.S. TREASURY SECURITIES (Cost $1,106,362,091)		1,061,494,091

COLLATERALIZED LOAN OBLIGATIONS - 10.9%	Par	Value
Alinea CLO
Series 2018-1A, Class CR, 5.62% (3 mo. Term SOFR + 1.35%), 07/20/2031 (c)	6,720,000	6,711,109
Series 2018-1A, Class DR, 6.52% (3 mo. Term SOFR + 2.25%), 07/20/2031 (c)	3,000,000	2,991,291
Allegany Park CLO Ltd., Series 2019-1A, Class DR, 7.37% (3 mo. Term SOFR + 3.10%), 01/20/2035 (c)	4,000,000	3,989,428
Allegro CLO Ltd., Series 2019-1A, Class ARR, 5.40% (3 mo. Term SOFR + 1.13%), 04/20/2032 (c)	871,292	871,847
Annisa CLO Ltd., Series 2016-2A, Class BRR, 5.77% (3 mo. Term SOFR + 1.50%), 07/20/2031 (c)	14,415,000	14,442,014
Apidos CLO
Series 2013-12A, Class BRR, 5.71% (3 mo. Term SOFR + 1.45%), 04/15/2031 (c)	7,230,000	7,241,373
Series 2013-12A, Class CRR, 6.06% (3 mo. Term SOFR + 1.80%), 04/15/2031 (c)	6,110,000	6,115,236
Series 2013-12A, Class ER, 9.92% (3 mo. Term SOFR + 5.66%), 04/15/2031 (c)	5,000,000	4,974,905
Series 2013-15A, Class CRR, 6.38% (3 mo. Term SOFR + 2.11%), 04/20/2031 (c)	5,500,000	5,511,269
Series 2013-15A, Class DRR, 7.23% (3 mo. Term SOFR + 2.96%), 04/20/2031 (c)	5,000,000	5,026,945
Series 2015-22A, Class CR, 7.48% (3 mo. Term SOFR + 3.21%), 04/20/2031 (c)	2,000,000	2,009,806
Series 2015-23A, Class DRR, 6.86% (3 mo. Term SOFR + 2.60%), 04/15/2033 (c)	5,000,000	4,999,630
Series 2016-24A, Class DR, 10.33% (3 mo. Term SOFR + 6.06%), 10/20/2030 (c)	2,550,000	2,530,559
Series 2017-28A, Class A1B, 5.68% (3 mo. Term SOFR + 1.41%), 01/20/2031 (c)	12,000,000	12,004,380
Series 2018-29A, Class B, 6.44% (3 mo. Term SOFR + 2.16%), 07/25/2030 (c)	7,600,000	7,600,000
Series 2018-29A, Class C, 7.29% (3 mo. Term SOFR + 3.01%), 07/25/2030 (c)	6,250,000	6,250,000
Series 2019-31A, Class ER, 11.12% (3 mo. Term SOFR + 6.86%), 04/15/2031 (c)	4,400,000	4,434,470
Series 2019-32A, Class B1R, 5.77% (3 mo. Term SOFR + 1.50%), 01/20/2033 (c)	7,160,000	7,164,332
Series 2023-45A, Class D, 9.48% (3 mo. Term SOFR + 5.20%), 04/26/2036 (c)	3,900,000	3,911,275
Series 2023-45A, Class E, 12.68% (3 mo. Term SOFR + 8.40%), 04/26/2036 (c)	3,030,000	3,043,141
Series 2023-46A, Class D, 9.28% (3 mo. Term SOFR + 5.00%), 10/24/2036 (c)	3,500,000	3,520,948
Series XXXA, Class A2R, 5.77% (3 mo. Term SOFR + 1.50%), 10/18/2031 (c)	9,000,000	9,006,129
Series XXXA, Class BR, 6.12% (3 mo. Term SOFR + 1.85%), 10/18/2031 (c)	7,680,000	7,679,547
ARES CLO
Series 2015-4A, Class A3RR, 5.66% (3 mo. Term SOFR + 1.40%), 10/15/2030 (c)	17,855,000	17,840,716
Series 2015-4A, Class BRR, 6.01% (3 mo. Term SOFR + 1.75%), 10/15/2030 (c)	3,560,000	3,563,831
Series 2015-4A, Class CRR, 7.01% (3 mo. Term SOFR + 2.75%), 10/15/2030 (c)	3,865,000	3,879,262
Series 2018-47A, Class D, 7.22% (3 mo. Term SOFR + 2.96%), 04/15/2030 (c)	3,165,000	3,173,963
Series 2018-48A, Class B, 6.11% (3 mo. Term SOFR + 1.84%), 07/20/2030 (c)	1,950,000	1,953,395
Series 2018-48A, Class D, 7.23% (3 mo. Term SOFR + 2.96%), 07/20/2030 (c)	2,050,000	2,053,538
Series 2019-52A, Class BRR, 5.62% (3 mo. Term SOFR + 1.35%), 04/22/2031 (c)	10,760,000	10,738,534
Series 2019-52A, Class DRR, 6.77% (3 mo. Term SOFR + 2.50%), 04/22/2031 (c)	5,750,000	5,729,398
Series 2022-66A, Class DR, 9.28% (3 mo. Term SOFR + 5.00%), 07/25/2036 (c)	1,400,000	1,405,135
Series 2023-ALF4A, Class A1, 6.01% (3 mo. Term SOFR + 1.75%), 10/15/2036 (c)	19,750,000	19,794,931
Series 2023-ALF4A, Class C, 7.36% (3 mo. Term SOFR + 3.10%), 10/15/2036 (c)	5,000,000	5,022,670
ArrowMark Colorado Holdings, Series 2018-10A, Class CR, 5.77% (3 mo. Term SOFR + 1.50%), 10/20/2031 (c)	4,750,000	4,740,913
Atlas Senior Loan Fund Ltd., Series 2018-11A, Class A1L, 5.64% (3 mo. Term SOFR + 1.36%), 07/26/2031 (c)	2,543,414	2,544,581
Bain Capital Credit CLO, Series 2020-4A, Class A1R, 6.02% (3 mo. Term SOFR + 1.75%), 10/20/2036 (c)	3,800,000	3,808,820
Bardot CLO
Series 2019-2A, Class BRR, 5.62% (3 mo. Term SOFR + 1.35%), 10/22/2032 (c)	10,675,000	10,632,417
Series 2019-2A, Class DRR, 6.77% (3 mo. Term SOFR + 2.50%), 10/22/2032 (c)	4,275,000	4,248,315
BCRED MML CLO, Series 2022-1A, Class C, 7.02% (3 mo. Term SOFR + 2.75%), 04/20/2035 (c)	2,000,000	2,006,012
Benefit Street Partners CLO Ltd.
Series 2021-24A, Class BR, 5.77% (3 mo. Term SOFR + 1.50%), 10/20/2034 (c)	10,000,000	9,995,290
Series 2021-25A, Class BR, 5.71% (3 mo. Term SOFR + 1.45%), 01/15/2035 (c)	9,250,000	9,220,308
Blackstone, Inc.
Series 2017-1A, Class D2, 10.14% (3 mo. Term SOFR + 5.86%), 01/17/2030 (c)	2,000,000	1,999,704
Series 2018-1A, Class B, 5.94% (3 mo. Term SOFR + 1.66%), 04/17/2030 (c)	3,750,000	3,753,015
Series 2018-1A, Class D, 7.14% (3 mo. Term SOFR + 2.86%), 04/17/2030 (c)	1,600,000	1,605,018
Series 2018-1A, Class D, 7.02% (3 mo. Term SOFR + 2.76%), 04/15/2031 (c)	1,650,000	1,655,303
Series 2018-1A, Class E, 9.94% (3 mo. Term SOFR + 5.66%), 04/17/2030 (c)	5,000,000	4,963,605
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, 6.28% (3 mo. Term SOFR + 2.01%), 10/20/2030 (c)	7,330,000	7,361,453
Series 2018-1A, Class B, 6.24% (3 mo. Term SOFR + 1.96%), 07/30/2030 (c)	9,496,770	9,532,278
Series 2018-3A, Class BR, 6.13% (3 mo. Term SOFR + 1.85%), 10/25/2030 (c)	1,165,000	1,166,837
Buckhorn Park CLO Ltd., Series 2019-1A, Class B1RR, 5.87% (3 mo. Term SOFR + 1.60%), 07/18/2034 (c)	12,000,000	12,023,400
Carlyle Global Market Strategies
Series 2023-3A, Class D, 9.76% (3 mo. Term SOFR + 5.50%), 10/15/2036 (c)	6,500,000	6,558,942
Series 2023-5A, Class D, 9.38% (3 mo. Term SOFR + 5.10%), 01/27/2036 (c)	10,750,000	10,869,648
Carlyle Group, Inc.
Series 2012-4A, Class BR4, 6.02% (3 mo. Term SOFR + 1.75%), 04/22/2032 (c)	15,000,000	15,033,585
Series 2014-1A, Class BR2, 5.94% (3 mo. Term SOFR + 1.66%), 04/17/2031 (c)	2,500,000	2,503,010
Series 2015-1A, Class BR3, 6.08% (3 mo. Term SOFR + 1.81%), 07/20/2031 (c)	7,500,000	7,513,778
Cedar Funding Ltd.
Series 2018-7A, Class BR, 5.82% (3 mo. Term SOFR + 1.55%), 01/20/2031 (c)	8,835,000	8,846,371
Series 2019-11A, Class A2R2, 5.63% (3 mo. Term SOFR + 1.30%), 05/29/2032 (c)	5,000,000	4,990,905
Chenango Park CLO, Series 2018-1A, Class CR, 7.01% (3 mo. Term SOFR + 2.75%), 04/15/2030 (c)	5,750,000	5,783,045
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 5.49% (3 mo. Term SOFR + 1.21%), 10/24/2030 (c)	785,444	785,984
Series 2023-2A, Class C, 7.17% (3 mo. Term SOFR + 2.90%), 01/21/2037 (c)	1,500,000	1,507,789
Series 2023-3A, Class B, 6.57% (3 mo. Term SOFR + 2.30%), 01/20/2037 (c)	4,790,000	4,804,437
Clover CLO, Series 2019-1A, Class BRR, 5.76% (3 mo. Term SOFR + 1.45%), 04/18/2035 (c)	8,540,000	8,519,555
Dryden Senior Loan Fund
Series 2016-45A, Class A1RR, 5.34% (3 mo. Term SOFR + 1.08%), 10/15/2030 (c)	11,528,934	11,528,415
Series 2016-45A, Class BRR, 5.91% (3 mo. Term SOFR + 1.65%), 10/15/2030 (c)	6,350,000	6,351,283
Series 2023-107A, Class D, 9.48% (3 mo. Term SOFR + 5.15%), 08/15/2035 (c)	1,750,000	1,759,931
Elmwood CLO Ltd.
Series 2022-6A, Class CR, 7.18% (3 mo. Term SOFR + 2.90%), 10/17/2036 (c)	3,920,000	3,933,677
Series 2022-6A, Class ER, 11.28% (3 mo. Term SOFR + 7.00%), 10/17/2036 (c)	1,000,000	1,004,191
Series 2022-8A, Class AR, 5.92% (3 mo. Term SOFR + 1.65%), 10/20/2036 (c)	16,070,000	16,099,938
Series 2023-2A, Class ER, 10.23% (3 mo. Term SOFR + 5.90%), 04/16/2036 (c)	4,400,000	4,400,000
Fillmore Park CLO, Series 2018-1A, Class E, 9.92% (3 mo. Term SOFR + 5.66%), 07/15/2030 (c)	1,000,000	1,000,027
Fort Greene Park CLO
Series 2025-2A, Class BR, 5.62% (3 mo. Term SOFR + 1.35%), 04/22/2034 (c)	19,500,000	19,446,180
Series 2025-2A, Class DR, 6.62% (3 mo. Term SOFR + 2.35%), 04/22/2034 (c)	1,750,000	1,741,371
Galaxy CLO Ltd., Series 2023-31A, Class D, 9.51% (3 mo. Term SOFR + 5.25%), 04/15/2036 (c)	1,838,000	1,838,000
GoldenTree Loan Management US CLO
Series 2017-1A, Class B1R3, 5.62% (3 mo. Term SOFR + 1.35%), 04/20/2034 (c)	20,000,000	19,906,900
Series 2017-1A, Class DR3, 6.67% (3 mo. Term SOFR + 2.40%), 04/20/2034 (c)	4,000,000	3,969,784
Series 2020-7A, Class BRR, 5.82% (3 mo. Term SOFR + 1.55%), 04/20/2034 (c)	10,000,000	10,020,350
Goldentree Loan Opportunities Ltd.
Series 2019-5A, Class DRR, 7.07% (3 mo. Term SOFR + 2.80%), 10/20/2032 (c)	8,000,000	8,004,904
Series 2019-5A, Class E, 9.38% (3 mo. Term SOFR + 5.11%), 10/20/2032 (c)	7,500,000	7,310,715
Series 2019-6A, Class BR2, 5.67% (3 mo. Term SOFR + 1.40%), 04/20/2035 (c)	8,675,000	8,653,304
Series 2020-8A, Class BRR, 5.82% (3 mo. Term SOFR + 1.55%), 10/20/2034 (c)	15,000,000	14,973,255
Series 2021-11A, Class BR, 5.82% (3 mo. Term SOFR + 1.55%), 10/20/2034 (c)	15,000,000	15,032,535
Series 2023-17A, Class D, 9.27% (3 mo. Term SOFR + 5.00%), 07/20/2036 (c)	4,300,000	4,307,439
Highbridge Loan Management Ltd.
Series 2023-18A, Class B, 7.22% (3 mo. Term SOFR + 2.95%), 07/20/2036 (c)	1,000,000	1,001,854
Series 5A-2015, Class B1R3, 5.79% (3 mo. Term SOFR + 1.53%), 10/15/2030 (c)	7,500,000	7,508,693
Invesco CLO Ltd.
Series 2023-3A, Class A, 6.06% (3 mo. Term SOFR + 1.80%), 07/15/2036 (c)	10,000,000	10,007,440
Series 2023-3A, Class D, 9.66% (3 mo. Term SOFR + 5.40%), 07/15/2036 (c)	2,000,000	2,007,076
Series 2023-4A, Class D, 9.52% (3 mo. Term SOFR + 5.25%), 01/18/2037 (c)	9,250,000	9,316,720
Series 2024-1RA, Class BR, 6.36% (3 mo. Term SOFR + 2.10%), 04/15/2037 (c)	8,000,000	8,021,560
KKR CLO Trust
Series 15A, Class BR2, 5.82% (3 mo. Term SOFR + 1.55%), 01/18/2032 (c)	3,350,000	3,354,466
Series 20A, Class BR, 5.81% (3 mo. Term SOFR + 1.55%), 10/16/2030 (c)	15,000,000	15,006,870
Series 23A, Class BR, 5.82% (3 mo. Term SOFR + 1.55%), 10/20/2031 (c)	10,480,000	10,499,409
Series 52A, Class A1, 6.16% (3 mo. Term SOFR + 1.90%), 07/16/2036 (c)	6,000,000	6,003,756
KKR Static CLO Trust, Series 2022-1A, Class AR2, 5.25% (3 mo. Term SOFR + 0.98%), 07/20/2031 (c)	7,968,564	7,955,065
LCM LP
Series 15A, Class DR, 8.23% (3 mo. Term SOFR + 3.96%), 07/20/2030 (c)	9,000,000	9,046,143
Series 16A, Class BR2, 6.27% (3 mo. Term SOFR + 2.01%), 10/15/2031 (c)	4,000,000	4,012,228
Series 16A, Class CR2, 6.67% (3 mo. Term SOFR + 2.41%), 10/15/2031 (c)	5,100,000	5,124,001
Series 17A, Class BRR, 6.12% (3 mo. Term SOFR + 1.86%), 10/15/2031 (c)	1,650,000	1,653,737
Series 22A, Class CR, 7.33% (3 mo. Term SOFR + 3.06%), 10/20/2028 (c)	1,895,000	1,896,615
Series 27A, Class C, 6.47% (3 mo. Term SOFR + 2.21%), 07/16/2031 (c)	2,700,000	2,711,011
Series 29A, Class BR, 6.12% (3 mo. Term SOFR + 1.86%), 04/15/2031 (c)	5,005,000	5,018,358
LCM XIII LP
Series 14A, Class BR, 6.11% (3 mo. Term SOFR + 1.84%), 07/20/2031 (c)	13,215,000	13,243,624
Series 14A, Class CR, 6.38% (3 mo. Term SOFR + 2.11%), 07/20/2031 (c)	6,000,000	6,012,408
Madison Park Funding Ltd.
Series 2015-19A, Class AR3, 5.87% (3 mo. Term SOFR + 1.60%), 01/22/2037 (c)	15,000,000	15,040,215
Series 2015-19A, Class DR3, 8.52% (3 mo. Term SOFR + 4.25%), 01/22/2037 (c)	2,100,000	2,118,333
Series 2016-24A, Class BR2, 5.82% (3 mo. Term SOFR + 1.55%), 10/20/2029 (c)	11,355,000	11,381,105
Series 2016-24A, Class CR2, 6.32% (3 mo. Term SOFR + 2.05%), 10/20/2029 (c)	5,250,000	5,261,030
Series 2022-62A, Class BR, 6.88% (3 mo. Term SOFR + 2.60%), 07/17/2036 (c)	1,000,000	1,001,264
Magnetite CLO Ltd.
Series 2015-12A, Class ER, 10.20% (3 mo. Term SOFR + 5.94%), 10/15/2031 (c)	8,923,000	8,958,398
Series 2015-15A, Class DR, 7.29% (3 mo. Term SOFR + 3.01%), 07/25/2031 (c)	2,000,000	2,011,998
Series 2015-15A, Class ER, 9.74% (3 mo. Term SOFR + 5.46%), 07/25/2031 (c)	4,000,000	3,994,732
Series 2017-19A, Class CRR, 6.03% (3 mo. Term SOFR + 1.75%), 04/17/2034 (c)	10,000,000	10,013,710
Series 2017-19A, Class ERR, 9.38% (3 mo. Term SOFR + 5.10%), 04/17/2034 (c)	4,750,000	4,704,086
Series 2019-23A, Class DR, 7.59% (3 mo. Term SOFR + 3.31%), 01/25/2035 (c)	3,700,000	3,709,446
Series 2019-23A, Class ER, 10.84% (3 mo. Term SOFR + 6.56%), 01/25/2035 (c)	2,750,000	2,752,362
Series 2019-24A, Class DR, 7.31% (3 mo. Term SOFR + 3.05%), 04/15/2035 (c)	3,000,000	3,012,396
Series 2020-27A, Class ER, 10.53% (3 mo. Term SOFR + 6.26%), 10/20/2034 (c)	5,250,000	5,249,423
Series 2022-35A, Class CR, 6.98% (3 mo. Term SOFR + 2.70%), 10/25/2036 (c)	2,000,000	2,007,622
Series 2023-36A, Class E, 12.27% (3 mo. Term SOFR + 8.00%), 04/22/2036 (c)	1,500,000	1,500,000
Series 2023-37A, Class E, 11.27% (3 mo. Term SOFR + 7.00%), 10/20/2036 (c)	1,500,000	1,504,032
Series 2023-39A, Class D1R, 6.98% (3 mo. Term SOFR + 2.70%), 01/25/2037 (c)	4,000,000	3,993,024
Series 2025-45A, Class D1, 6.78% (3 mo. Term SOFR + 2.50%), 04/15/2038 (c)	1,150,000	1,140,822
Marble Point CLO, Series 2019-1A, Class A1R2, 5.32% (3 mo. Term SOFR + 1.04%), 07/23/2032 (c)	4,109,145	4,105,188
Myers Park CLO, Series 2018-1A, Class C, 6.58% (3 mo. Term SOFR + 2.31%), 10/20/2030 (c)	1,240,000	1,245,286
Neuberger Berman CLO Ltd.
Series 2020-39A, Class ER, 11.47% (3 mo. Term SOFR + 7.20%), 04/20/2038 (c)	3,625,000	3,630,057
Series 2021-43A, Class BR, 5.73% (3 mo. Term SOFR + 1.45%), 07/17/2036 (c)	14,440,000	14,410,412
Series 2021-43A, Class DR, 6.93% (3 mo. Term SOFR + 2.65%), 07/17/2036 (c)	5,000,000	4,987,150
Series 2021-45A, Class BR, 5.79% (3 mo. Term SOFR + 1.55%), 10/14/2036 (c)	10,000,000	9,999,470
Series 2021-46A, Class DR, 6.92% (3 mo. Term SOFR + 2.65%), 01/20/2037 (c)	1,500,000	1,500,665
NYACK Park CLO Ltd., Series 2021-1A, Class D, 7.33% (3 mo. Term SOFR + 3.06%), 10/20/2034 (c)	1,075,000	1,077,153
Octagon Credit Investors LLC, Series 2022-1A, Class A1R, 6.08% (3 mo. Term SOFR + 1.75%), 11/16/2036 (c)	24,890,000	24,961,708
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 6.24% (3 mo. Term SOFR + 1.96%), 01/25/2031 (c)	1,500,000	1,500,336
Series 2014-1A, Class CR4, 6.56% (3 mo. Term SOFR + 2.25%), 02/14/2031 (c)	5,000,000	4,983,630
Series 2016-1A, Class B2R, 2.40%, 07/15/2030 (c)	4,000,000	3,835,336
Series 2016-1A, Class CR, 6.32% (3 mo. Term SOFR + 2.06%), 07/15/2030 (c)	6,220,000	6,236,726
Series 2018-2A, Class B, 6.29% (3 mo. Term SOFR + 2.01%), 07/25/2030 (c)	1,060,000	1,060,262
Series 2018-3A, Class BR, 6.07% (3 mo. Term SOFR + 1.80%), 10/20/2030 (c)	5,000,000	5,005,020
Series 2019-1A, Class CR, 6.73% (3 mo. Term SOFR + 2.45%), 10/25/2032 (c)	1,350,000	1,355,235
Series 2021-1A, Class BR, 5.77% (3 mo. Term SOFR + 1.50%), 07/20/2034 (c)	14,750,000	14,730,323
Octagon Investment Partners XXII LLC
Series 2014-1A, Class CRR, 6.43% (3 mo. Term SOFR + 2.16%), 01/22/2030 (c)	3,970,000	3,974,474
Series 2014-1A, Class DRR, 7.28% (3 mo. Term SOFR + 3.01%), 01/22/2030 (c)	1,750,000	1,755,493
OHA Credit Funding
Series 2023-15A, Class C, 7.37% (3 mo. Term SOFR + 3.10%), 04/20/2035 (c)	2,500,000	2,506,327
Series 2023-15A, Class D, 9.27% (3 mo. Term SOFR + 5.00%), 04/20/2035 (c)	1,000,000	1,004,615
Series 2023-16A, Class A2, 6.22% (3 mo. Term SOFR + 1.95%), 10/20/2036 (c)	10,000,000	10,018,560
Palmer Square CLO Ltd., Series 2023-3A, Class C, 7.17% (3 mo. Term SOFR + 2.90%), 01/20/2037 (c)	1,750,000	1,759,097
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class A2R, 5.58% (3 mo. Term SOFR + 1.30%), 07/24/2031 (c)	2,000,000	2,002,518
Series 2024-3A, Class A2, 5.96% (3 mo. Term SOFR + 1.65%), 08/08/2032 (c)	1,750,000	1,752,798
Pikes Peak CLO, Series 2023-14A, Class A1, 6.22% (3 mo. Term SOFR + 1.95%), 04/20/2036 (c)	5,500,000	5,505,428
Sculptor CLO Ltd., Series 27A, Class B1R, 5.77% (3 mo. Term SOFR + 1.50%), 07/20/2034 (c)	20,000,000	19,956,240
Sound Point CLO Ltd., Series 2018-1A, Class B2AR, 2.73%, 04/15/2031 (c)	2,000,000	1,895,466
Steele Creek CLO Ltd., Series 2019-1A, Class BRR, 6.01% (3 mo. Term SOFR + 1.75%), 04/15/2032 (c)	10,000,000	10,013,030
Symphony CLO Ltd.
Series 2018-20A, Class AR2, 5.36% (3 mo. Term SOFR + 1.10%), 01/16/2032 (c)	3,838,462	3,841,909
Series 2020-23A, Class BR2, 5.61% (3 mo. Term SOFR + 1.35%), 01/15/2034 (c)	8,750,000	8,718,439
Series 2022-34A, Class DR, 9.53% (3 mo. Term SOFR + 5.25%), 07/24/2036 (c)	3,000,000	3,007,590
Thompson Park CLO Ltd.
Series 2021-1A, Class B1R, 5.76% (3 mo. Term SOFR + 1.50%), 04/15/2034 (c)	10,000,000	9,980,340
Series 2021-1A, Class DR, 6.96% (3 mo. Term SOFR + 2.70%), 04/15/2034 (c)	5,000,000	4,987,440
Voya CLO Ltd.
Series 2016-3A, Class A3R2, 5.97% (3 mo. Term SOFR + 1.70%), 10/18/2031 (c)	7,500,000	7,510,178
Series 2021-1A, Class BR, 5.61% (3 mo. Term SOFR + 1.35%), 07/15/2034 (c)	10,000,000	9,948,900
Whetstone Park CLO Ltd., Series 2021-1A, Class B2, 2.79%, 01/20/2035 (c)	1,400,000	1,281,616
Wind River CLO Ltd.
Series 2018-2A, Class A2R, 5.56% (3 mo. Term SOFR + 1.30%), 07/15/2030 (c)	5,500,000	5,499,730
Series 2018-2A, Class BR, 5.86% (3 mo. Term SOFR + 1.60%), 07/15/2030 (c)	10,000,000	10,008,160
Series 2019-3A, Class AR2, 5.32% (3 mo. Term SOFR + 1.06%), 04/15/2031 (c)	5,303,987	5,301,674
Series 2019-3A, Class BR2, 5.81% (3 mo. Term SOFR + 1.55%), 04/15/2031 (c)	11,000,000	11,013,266
Zais CLO Ltd., Series 2018-11A, Class A2R, 5.67% (3 mo. Term SOFR + 1.40%), 01/20/2032 (c)	5,000,000	5,007,250
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,009,359,349)		1,009,071,051

ASSET-BACKED SECURITIES - 8.0%	Par	Value
American Credit Acceptance Receivables Trust
Series 2021-4, Class E, 3.12%, 02/14/2028 (c)	5,700,000	5,696,544
Series 2022-1, Class E, 3.64%, 03/13/2028 (c)	12,000,000	11,949,185
Series 2022-4, Class D, 8.00%, 02/15/2029 (c)	7,437,792	7,531,582
Series 2023-1, Class C, 5.59%, 04/12/2029 (c)	2,697,703	2,701,160
Series 2023-2, Class C, 5.96%, 08/13/2029 (c)	6,819,517	6,837,495
Series 2023-3, Class C, 6.44%, 10/12/2029 (c)	6,840,508	6,882,496
Series 2023-4, Class C, 6.99%, 09/12/2030 (c)	7,500,000	7,603,492
Series 2023-4, Class D, 7.65%, 09/12/2030 (c)	7,390,000	7,669,927
Series 2024-1, Class B, 5.60%, 11/12/2027 (c)	4,114,370	4,116,458
Series 2024-1, Class C, 5.63%, 01/14/2030 (c)	5,000,000	5,018,341
Series 2024-2, Class B, 6.10%, 12/13/2027 (c)	5,750,000	5,770,650
Series 2024-2, Class C, 6.24%, 04/12/2030 (c)	4,750,000	4,808,180
Series 2024-3, Class B, 5.66%, 08/14/2028 (c)	8,000,000	8,039,274
Series 2024-3, Class C, 5.73%, 07/12/2030 (c)	6,350,000	6,417,466
Series 2024-3, Class D, 6.04%, 07/12/2030 (c)	4,500,000	4,585,899
Series 2024-4, Class C, 4.91%, 08/12/2031 (c)	2,000,000	1,998,260
Series 2025-1, Class C, 5.09%, 08/12/2031 (c)	6,875,000	6,890,475
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D, 1.21%, 12/18/2026	2,360,000	2,355,591
Series 2024-1, Class A2A, 5.75%, 02/18/2028	1,151,168	1,154,114
CarMax Auto Owner Trust
Series 2022-3, Class D, 6.20%, 01/16/2029	6,250,000	6,317,436
Series 2023-3, Class A2A, 5.72%, 11/16/2026	263,079	263,212
Series 2024-1, Class A2A, 5.30%, 03/15/2027	2,537,681	2,540,983
Series 2024-1, Class B, 5.17%, 08/15/2029	4,400,000	4,442,455
CNH Equipment Trust
Series 2023-B, Class A3, 5.60%, 02/15/2029	5,000,000	5,065,916
Series 2024-A, Class A2, 5.19%, 07/15/2027	1,638,374	1,640,245
CPS Auto Trust
Series 2021-D, Class E, 4.06%, 12/15/2028 (c)	5,000,000	4,932,872
Series 2023-A, Class C, 5.54%, 04/16/2029 (c)	2,118,243	2,120,605
Series 2024-C, Class B, 5.68%, 12/15/2028 (c)	3,920,000	3,949,314
Series 2024-D, Class A, 4.91%, 06/15/2028 (c)	3,373,378	3,375,267
Enterprise Fleet Financing LLC
Series 2024-1, Class A2, 5.23%, 03/20/2030 (c)	5,249,627	5,281,685
Series 2024-3, Class A2, 5.31%, 04/20/2027 (c)	2,762,010	2,771,344
Series 2024-3, Class A3, 4.98%, 08/21/2028 (c)	3,000,000	3,026,584
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/2027	680,988	668,521
Series 2021-2A, Class E, 2.90%, 07/17/2028 (c)	1,500,000	1,468,643
Series 2021-3A, Class E, 3.04%, 12/15/2028 (c)	5,000,000	4,883,023
Series 2022-2A, Class D, 4.56%, 07/17/2028	2,860,000	2,848,832
Series 2022-4A, Class C, 4.92%, 12/15/2028	1,391,140	1,391,360
Series 2022-5A, Class C, 6.51%, 12/15/2027	3,710,977	3,724,180
Series 2022-6A, Class C, 6.32%, 05/15/2028	9,111,545	9,158,112
Series 2023-1A, Class D, 6.69%, 06/15/2029	2,960,000	3,010,909
Series 2023-2A, Class B, 5.61%, 09/15/2027	1,183,936	1,185,070
Series 2023-4A, Class B, 6.31%, 10/15/2027	3,110,364	3,116,370
Series 2023-4A, Class C, 6.51%, 08/15/2028	5,000,000	5,046,529
Series 2023-4A, Class D, 6.95%, 12/17/2029	2,635,000	2,712,978
Series 2023-5A, Class B, 6.58%, 04/17/2028	4,820,274	4,849,871
Series 2024-1A, Class B, 5.29%, 08/15/2028	7,000,000	7,016,314
Series 2024-2A, Class B, 5.61%, 04/17/2028	1,207,792	1,210,531
Series 2024-2A, Class C, 5.74%, 05/15/2029	5,000,000	5,053,824
Series 2024-3A, Class A3, 5.65%, 12/15/2027	4,000,000	4,010,887
Series 2024-3A, Class C, 5.70%, 07/16/2029	3,250,000	3,283,730
Series 2024-4A, Class A3, 5.28%, 08/15/2030	4,300,000	4,309,537
Series 2024-4A, Class B, 5.29%, 08/15/2030	1,800,000	1,810,071
Series 2024-4A, Class C, 5.48%, 08/15/2030	1,200,000	1,211,579
Series 2024-5A, Class C, 4.64%, 01/15/2030	2,500,000	2,487,374
Series 2025-1A, Class C, 5.09%, 05/15/2031	7,750,000	7,779,955
Series 2025-3A, Class C, 5.09%, 10/15/2031	5,000,000	5,018,599
First Investors Auto Owner Trust, Series 2022-1A, Class C, 3.13%, 05/15/2028 (c)	5,000,000	4,950,291
Flagship Credit Auto Trust, Series 2022-3, Class A3, 4.55%, 04/15/2027 (c)	563,267	563,241
GLS Auto Receivables Trust
Series 2020-3A, Class E, 4.31%, 07/15/2027 (c)	2,356,271	2,355,643
Series 2020-4A, Class E, 3.51%, 10/15/2027 (c)	5,970,522	5,967,336
Series 2021-1A, Class E, 3.14%, 01/18/2028 (c)	3,250,000	3,237,091
Series 2021-2A, Class E, 2.87%, 05/15/2028 (c)	5,410,000	5,323,143
Series 2021-3A, Class E, 3.20%, 10/16/2028 (c)	5,700,000	5,570,357
Series 2021-4A, Class E, 4.43%, 10/16/2028 (c)	10,000,000	9,774,899
Series 2023-1A, Class C, 6.38%, 12/15/2028 (c)	6,887,130	6,922,363
Series 2023-2A, Class C, 5.69%, 03/15/2029 (c)	7,893,000	7,938,189
Series 2023-3A, Class C, 6.01%, 05/15/2029 (c)	8,092,000	8,168,180
Series 2023-4A, Class A3, 6.42%, 06/15/2027 (c)	981,296	982,608
Series 2023-4A, Class B, 6.57%, 03/15/2028 (c)	10,000,000	10,074,526
Series 2024-1A, Class A3, 5.40%, 09/15/2027 (c)	8,474,882	8,483,241
Series 2024-1A, Class B, 5.49%, 07/17/2028 (c)	10,000,000	10,040,629
Series 2024-1A, Class C, 5.64%, 12/17/2029 (c)	3,500,000	3,536,759
Series 2024-2A, Class A3, 5.64%, 01/18/2028 (c)	10,000,000	10,040,470
Series 2024-2A, Class B, 5.77%, 11/15/2028 (c)	10,000,000	10,094,719
Series 2024-2A, Class C, 6.03%, 02/15/2030 (c)	3,250,000	3,305,464
Series 2024-3A, Class A3, 5.02%, 04/17/2028 (c)	8,000,000	8,017,684
Series 2024-3A, Class B, 5.08%, 01/16/2029 (c)	7,137,000	7,159,049
Series 2024-3A, Class C, 5.21%, 02/18/2031 (c)	3,500,000	3,509,933
Series 2024-4A, Class A3, 4.75%, 07/17/2028 (c)	9,750,000	9,752,048
Series 2024-4A, Class B, 4.89%, 04/16/2029 (c)	10,000,000	10,019,774
Series 2024-4A, Class C, 5.10%, 06/17/2030 (c)	5,000,000	5,006,568
GLS Auto Select Receivables Trust
Series 2024-4A, Class B, 4.50%, 11/15/2030 (c)	3,380,000	3,370,723
Series 2024-4A, Class C, 4.75%, 11/15/2030 (c)	3,700,000	3,678,749
NextGear Floorplan Master Trust, Series 2024-1A, Class A2, 5.12%, 03/15/2029 (c)	10,000,000	10,110,670
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class A, 5.36%, 04/16/2035 (c)	7,500,000	7,673,913
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class B, 3.44%, 09/15/2027	1,331,466	1,329,708
Series 2022-2, Class C, 3.76%, 07/16/2029	5,075,000	5,036,987
Series 2022-4, Class B, 4.42%, 11/15/2027	1,128,148	1,127,753
Series 2023-3, Class A3, 5.61%, 10/15/2027	2,159,486	2,162,176
Series 2023-4, Class A3, 5.73%, 04/17/2028	10,766,687	10,799,581
Series 2023-4, Class B, 5.77%, 12/15/2028	4,574,000	4,626,169
Series 2023-5, Class B, 6.16%, 12/17/2029	4,500,000	4,581,916
Series 2023-6, Class A3, 5.93%, 07/17/2028	10,180,000	10,232,801
Series 2023-6, Class C, 6.40%, 03/17/2031	5,000,000	5,133,588
Series 2024-1, Class C, 5.45%, 03/15/2030	1,000,000	1,007,147
Series 2024-2, Class B, 5.78%, 07/16/2029	10,000,000	10,137,316
Series 2024-3, Class B, 5.55%, 09/17/2029	8,600,000	8,694,089
Series 2024-3, Class C, 5.64%, 08/15/2030	3,500,000	3,551,102
Series 2024-4, Class C, 4.95%, 04/15/2030	6,500,000	6,503,932
Series 2024-5, Class A2, 4.88%, 09/15/2027	6,884,105	6,884,249
Series 2024-5, Class C, 4.78%, 01/15/2031	5,290,000	5,277,504
Series 2025-1, Class C, 5.04%, 03/17/2031	7,000,000	7,044,733
Santander Consumer USA, Inc.
Series 2022-5, Class C, 4.74%, 10/16/2028	6,619,620	6,616,953
Series 2022-6, Class B, 4.72%, 06/15/2027	1,270,422	1,270,423
Series 2022-6, Class D, 5.69%, 02/18/2031	9,505,000	9,594,993
Series 2022-7, Class B, 5.95%, 01/17/2028	12,577,780	12,619,071
Series 2022-7, Class C, 6.69%, 03/17/2031	9,695,000	9,916,991
Series 2023-1, Class B, 4.98%, 02/15/2028	8,077,743	8,079,800
Series 2023-1, Class C, 5.09%, 05/15/2030	10,000,000	10,049,050
Series 2023-2, Class A3, 5.21%, 07/15/2027	420,436	420,543
Series 2023-2, Class B, 5.24%, 05/15/2028	1,360,000	1,362,787
Series 2023-2, Class C, 5.47%, 12/16/2030	5,000,000	5,058,379
Series 2024-1, Class A3, 5.35%, 02/15/2028	5,936,101	5,943,172
Series 2024-1, Class B, 5.31%, 01/16/2029	7,330,000	7,358,259
Series 2024-2, Class C, 4.67%, 05/17/2032	3,750,000	3,730,969
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/2028 (c)	5,764,843	5,782,292
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A2A, 5.60%, 08/17/2026	296,161	296,309
Westlake Automobile Receivables Trust
Series 2021-2A, Class D, 1.23%, 12/15/2026 (c)	1,916,437	1,909,681
Series 2021-2A, Class E, 2.38%, 03/15/2027 (c)	2,225,000	2,209,412
Series 2021-3A, Class E, 3.42%, 04/15/2027 (c)	10,030,000	9,946,497
Series 2022-2A, Class D, 5.48%, 09/15/2027 (c)	10,725,000	10,749,270
Series 2022-3A, Class B, 5.99%, 12/15/2027 (c)	1,964,324	1,965,509
Series 2022-3A, Class C, 6.44%, 12/15/2027 (c)	5,160,000	5,189,727
Series 2023-1A, Class A3, 5.21%, 01/18/2028 (c)	362,688	362,784
Series 2023-1A, Class B, 5.41%, 01/18/2028 (c)	3,750,000	3,753,889
Series 2023-1A, Class C, 5.74%, 08/15/2028 (c)	6,275,000	6,316,698
Series 2023-1A, Class D, 6.79%, 11/15/2028 (c)	1,365,000	1,394,645
Series 2023-2A, Class A3, 5.80%, 02/16/2027 (c)	1,137,991	1,138,671
Series 2023-2A, Class B, 6.14%, 03/15/2028 (c)	5,690,000	5,704,753
Series 2023-2A, Class C, 6.29%, 03/15/2028 (c)	8,805,000	8,864,896
Series 2023-3A, Class A3, 5.82%, 05/17/2027 (c)	5,781,197	5,797,305
Series 2023-3A, Class B, 5.92%, 09/15/2028 (c)	2,818,000	2,835,552
Series 2023-3A, Class C, 6.02%, 09/15/2028 (c)	6,350,000	6,425,883
Series 2023-4A, Class C, 6.64%, 11/15/2028 (c)	8,060,000	8,243,070
Series 2024-1A, Class A3, 5.44%, 05/17/2027 (c)	7,250,000	7,266,585
Series 2024-1A, Class B, 5.55%, 11/15/2027 (c)	10,000,000	10,043,931
Series 2024-1A, Class C, 5.65%, 02/15/2029 (c)	6,330,000	6,380,025
Series 2024-2A, Class B, 5.62%, 03/15/2030 (c)	7,000,000	7,057,358
Series 2024-2A, Class C, 5.68%, 03/15/2030 (c)	5,000,000	5,046,367
Series 2024-3A, Class C, 4.92%, 11/15/2029 (c)	5,000,000	4,996,587
Series 2025-1A, Class C, 5.14%, 10/15/2030 (c)	6,500,000	6,539,715
World Omni Select Auto Trust
Series 2024-A, Class A2A, 5.37%, 02/15/2028	1,745,948	1,750,335
Series 2024-A, Class A3, 4.98%, 02/15/2030	2,000,000	2,009,248
TOTAL ASSET-BACKED SECURITIES (Cost $738,385,164)		742,768,701

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.3%	Par	Value
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035 (g)	30,861,451	1,266,554
Fannie Mae Pool, Pool AN8088, 3.33%, 01/01/2038	10,731,000	8,878,285
Federal Home Loan Mortgage Corp.
Pool WA3427, 3.33%, 07/01/2041	3,904,129	3,167,944
Pool WA3428, 3.05%, 11/01/2041	3,337,171	2,607,480
Series K120, Class X1, 1.03%, 10/25/2030 (e)(g)	200,628,840	8,786,059
Series K-1520, Class X1, 0.47%, 02/25/2036 (e)(g)	44,600,526	1,529,856
Series K-167, Class X1, 0.15%, 10/25/2034 (e)(g)	328,570,227	5,350,898
Series K538, Class X1, 0.57%, 01/25/2030 (e)(g)	148,580,209	3,613,946
Series K540, Class X1, 0.62%, 02/25/2030 (e)(g)	688,141,000	14,005,114
Federal National Mortgage Association
Pool AN8580, 3.51%, 04/01/2038	3,300,000	2,898,330
Pool BL8418, 1.71%, 09/01/2035	16,305,000	12,262,116
Pool BS1785, 2.32%, 04/01/2036	20,083,000	15,970,309
Pool BS1824, 2.59%, 04/01/2041	7,890,000	5,686,237
Pool BS3782, 2.44%, 11/01/2046	14,750,000	9,334,677
Pool BZ0164, 2.80%, 06/01/2041	1,745,124	1,325,681
Freddie Mac Multiclass Certificates Series
Series 2020-RR09, Class CX, 2.68%, 08/27/2029 (e)(g)	42,360,000	2,875,994
Series 2021-RR17, Class X, 2.04%, 08/27/2027 (e)(g)	70,015,000	1,806,093
Freddie Mac Multifamily ML Certificates
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037 (c)(e)(g)	10,346,800	730,070
Series 2020-ML07, Class XUS, 2.00%, 10/25/2036 (c)(e)(g)	24,073,113	3,072,451
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037 (g)	31,815,438	3,785,083
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040 (c)(e)(g)	42,715,992	4,614,181
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038 (c)(e)(g)	13,809,330	1,825,317
Series 2021-ML10, Class XUS, 1.58%, 06/25/2038 (c)(e)(g)	38,366,533	3,978,610
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038 (c)(g)	33,075,931	1,565,484
Series 2021-ML12, Class XUS, 1.23%, 07/25/2041 (c)(e)(g)	17,570,571	1,556,225
Freddie Mac Multifamily Structured Pass Through Certificates
Series K049, Class X1, 0.56%, 07/25/2025 (e)(g)	41,840,869	711
Series K061, Class XAM, 0.06%, 11/25/2026 (e)(g)	72,512,000	120,950
Series K062, Class XAM, 0.18%, 12/25/2026 (e)(g)	79,423,000	241,915
Series K063, Class X1, 0.26%, 01/25/2027 (e)(g)	346,834,740	1,408,427
Series K064, Class X1, 0.59%, 03/25/2027 (e)(g)	117,080,622	1,026,973
Series K065, Class XAM, 0.56%, 05/25/2027 (e)(g)	57,193,000	619,475
Series K066, Class X1, 0.73%, 06/25/2027 (e)(g)	29,400,766	346,085
Series K067, Class X1, 0.56%, 07/25/2027 (e)(g)	38,376,083	381,282
Series K068, Class X1, 0.41%, 08/25/2027 (e)(g)	97,184,323	771,362
Series K069, Class X1, 0.34%, 09/25/2027 (e)(g)	27,431,733	193,841
Series K073, Class X1, 0.30%, 01/25/2028 (e)(g)	144,919,487	1,071,100
Series K073, Class XAM, 0.20%, 01/25/2028 (e)(g)	54,203,000	306,453
Series K080, Class X1, 0.12%, 07/25/2028 (e)(g)	412,727,210	1,826,813
Series K081, Class X1, 0.07%, 08/25/2028 (e)(g)	149,540,477	491,569
Series K084, Class X1, 0.21%, 10/25/2028 (e)(g)	328,242,353	2,402,274
Series K089, Class XAM, 0.46%, 01/25/2029 (e)(g)	53,965,000	874,810
Series K090, Class XAM, 0.63%, 03/25/2029 (e)(g)	50,517,000	1,151,217
Series K091, Class XAM, 0.49%, 03/25/2029 (e)(g)	53,659,000	992,353
Series K093, Class X1, 0.94%, 05/25/2029 (e)(g)	67,482,612	2,091,630
Series K094, Class X1, 0.87%, 06/25/2029 (e)(g)	202,298,834	6,073,355
Series K095, Class X1, 0.95%, 06/25/2029 (e)(g)	45,070,085	1,434,914
Series K097, Class X1, 1.09%, 07/25/2029 (e)(g)	71,129,382	2,685,099
Series K097, Class XAM, 1.35%, 09/25/2051 (e)(g)	66,115,000	3,264,065
Series K098, Class X1, 1.14%, 08/25/2029 (e)(g)	77,495,155	3,135,849
Series K098, Class XAM, 1.39%, 08/25/2029 (e)(g)	24,691,000	1,286,917
Series K099, Class X1, 0.88%, 09/25/2029 (e)(g)	205,954,785	6,462,161
Series K100, Class XAM, 0.91%, 09/25/2029 (e)(g)	62,086,000	2,181,795
Series K101, Class XAM, 1.09%, 10/25/2029 (e)(g)	65,686,000	2,807,866
Series K102, Class X1, 0.82%, 10/25/2029 (e)(g)	170,620,899	5,130,212
Series K103, Class X1, 0.63%, 11/25/2029 (e)(g)	123,055,813	2,981,027
Series K105, Class X1, 1.52%, 01/25/2030 (e)(g)	61,386,061	3,521,503
Series K105, Class XAM, 1.77%, 01/25/2030 (e)(g)	64,122,000	4,571,033
Series K107, Class X1, 1.59%, 01/25/2030 (e)(g)	45,508,077	2,765,439
Series K107, Class XAM, 1.55%, 02/25/2030 (e)(g)	118,898,000	7,566,157
Series K108, Class X1, 1.69%, 03/25/2030 (e)(g)	56,429,016	3,731,194
Series K108, Class XAM, 1.66%, 03/25/2030 (e)(g)	70,601,000	4,912,220
Series K110, Class X1, 1.64%, 04/25/2030 (e)(g)	32,532,313	2,058,082
Series K111, Class X1, 1.57%, 05/25/2030 (e)(g)	107,727,271	6,817,639
Series K112, Class X1, 1.43%, 05/25/2030 (e)(g)	151,691,398	8,786,072
Series K112, Class XAM, 1.67%, 05/25/2030 (e)(g)	44,272,000	3,212,097
Series K113, Class X1, 1.37%, 06/25/2030 (e)(g)	149,975,515	8,357,101
Series K114, Class X1, 1.11%, 06/25/2030 (e)(g)	141,162,602	6,573,900
Series K114, Class XAM, 1.34%, 06/25/2030 (e)(g)	54,977,000	3,247,876
Series K115, Class X1, 1.32%, 06/25/2030 (e)(g)	60,829,360	3,331,119
Series K115, Class XAM, 1.54%, 07/25/2030 (e)(g)	40,865,759	2,800,191
Series K116, Class X1, 1.42%, 07/25/2030 (e)(g)	106,699,644	6,121,508
Series K116, Class XAM, 1.60%, 08/25/2030 (e)(g)	23,000,000	1,654,362
Series K118, Class X1, 0.95%, 09/25/2030 (e)(g)	160,826,683	6,562,034
Series K118, Class XAM, 1.17%, 09/25/2030 (e)(g)	35,916,184	1,927,765
Series K119, Class XAM, 1.13%, 10/25/2030 (e)(g)	51,000,000	2,685,691
Series K121, Class X1, 1.02%, 10/25/2030 (e)(g)	48,419,825	2,078,518
Series K121, Class XAM, 1.20%, 11/25/2030 (e)(g)	70,786,000	3,985,988
Series K122, Class X1, 0.87%, 11/25/2030 (e)(g)	237,339,195	9,082,662
Series K122, Class XAM, 1.08%, 11/25/2030 (e)(g)	35,211,000	1,800,071
Series K123, Class XAM, 0.98%, 12/25/2030 (e)(g)	108,000,000	5,077,804
Series K124, Class XAM, 0.94%, 01/25/2031 (e)(g)	89,626,000	4,079,175
Series K125, Class X1, 0.58%, 01/25/2031 (e)(g)	321,154,265	8,407,401
Series K125, Class XAM, 0.78%, 01/25/2031 (e)(g)	103,992,000	3,999,272
Series K127, Class XAM, 0.50%, 02/25/2031 (e)(g)	186,332,000	4,651,816
Series K128, Class X1, 0.51%, 03/25/2031 (e)(g)	161,972,275	3,861,937
Series K128, Class XAM, 0.73%, 03/25/2031 (e)(g)	37,700,000	1,413,098
Series K129, Class XAM, 1.21%, 05/25/2031 (e)(g)	31,700,000	1,943,838
Series K130, Class X1, 1.04%, 06/25/2031 (e)(g)	142,453,350	7,159,990
Series K130, Class XAM, 1.21%, 07/25/2031 (e)(g)	43,372,188	2,764,921
Series K131, Class X1, 0.73%, 07/25/2031 (e)(g)	139,897,948	5,155,575
Series K138, Class XAM, 0.69%, 01/25/2032 (e)(g)	195,000,000	7,720,967
Series K141, Class X1, 0.30%, 02/25/2032 (e)(g)	208,639,899	3,879,722
Series K141, Class XAM, 0.32%, 02/25/2032 (e)(g)	195,000,000	3,901,794
Series K145, Class X1, 0.32%, 05/25/2032 (e)(g)	104,030,767	2,094,431
Series K149, Class X1, 0.26%, 08/25/2032 (e)(g)	508,582,562	9,532,109
Series K1511, Class X1, 0.77%, 03/25/2034 (e)(g)	129,614,122	6,008,703
Series K1512, Class X1, 0.90%, 04/25/2034 (e)(g)	46,919,463	2,457,252
Series K1513, Class X1, 0.85%, 08/25/2034 (e)(g)	75,071,930	3,936,337
Series K1514, Class X1, 0.58%, 10/25/2034 (e)(g)	80,049,945	3,152,719
Series K1515, Class X1, 1.51%, 02/25/2035 (e)(g)	78,004,362	7,718,750
Series K1516, Class X1, 1.51%, 05/25/2035 (e)(g)	41,402,955	4,432,990
Series K1517, Class X1, 1.32%, 07/25/2035 (e)(g)	88,148,288	8,190,959
Series K152, Class X1, 0.95%, 01/25/2031 (e)(g)	28,120,433	1,118,358
Series K1521, Class X1, 0.98%, 08/25/2036 (e)(g)	95,005,197	7,127,204
Series K155, Class X1, 0.12%, 04/25/2033 (e)(g)	240,679,770	2,261,427
Series K155, Class X1, 0.26%, 04/25/2033 (e)(g)	246,265,872	4,983,510
Series K160, Class X1, 0.21%, 08/25/2033 (e)(g)	254,006,488	4,606,484
Series K164, Class X1, 0.28%, 05/25/2034 (e)(g)	316,849,478	7,782,869
Series K165, Class X1, 0.60%, 09/25/2034 (e)(g)	304,822,387	14,297,237
Series K169, Class X1, 0.25%, 12/25/2034 (e)(g)	198,914,864	4,573,948
Series K513, Class X1, 0.69%, 12/25/2028 (e)(g)	107,784,168	2,447,046
Series K522, Class X1, 0.44%, 05/25/2029 (e)(g)	128,890,209	2,166,026
Series K528, Class X1, 0.82%, 07/25/2029 (e)(g)	100,000,000	3,152,140
Series K529, Class X1, 0.39%, 09/25/2029 (e)(g)	250,000,000	4,310,050
Series K734, Class X1, 0.63%, 02/25/2026 (e)(g)	55,939,069	129,236
Series K735, Class X1, 0.96%, 05/25/2026 (e)(g)	56,441,763	364,495
Series K735, Class XAM, 1.37%, 05/25/2026 (e)(g)	70,547,000	887,326
Series K737, Class XAM, 1.03%, 10/25/2026 (e)(g)	20,050,000	273,660
Series K738, Class XAM, 1.37%, 03/25/2027 (e)(g)	24,099,000	533,231
Series K739, Class XAM, 1.56%, 09/25/2027 (e)(g)	32,621,072	965,352
Series K742, Class XAM, 0.92%, 04/25/2028 (e)(g)	89,849,000	2,298,203
Series K743, Class XAM, 1.29%, 05/25/2028 (e)(g)	99,488,000	3,399,187
Series K744, Class X1, 0.86%, 07/25/2028 (e)(g)	112,196,716	2,525,817
Series K744, Class XAM, 1.23%, 07/25/2028 (e)(g)	122,906,000	4,123,373
Series K747, Class XAM, 0.40%, 12/25/2028 (e)(g)	160,000,000	1,998,112
Series K748, Class XAM, 0.54%, 01/25/2029 (e)(g)	175,000,000	3,214,400
Series K757, Class X1, 0.72%, 08/25/2031 (e)(g)	213,757,900	8,304,751
Series KG02, Class X1, 1.02%, 08/25/2029 (e)(g)	31,428,969	1,020,678
Series KG03, Class X1, 1.37%, 06/25/2030 (e)(g)	15,299,408	835,296
Series KG04, Class X1, 0.85%, 11/25/2030 (e)(g)	110,213,973	4,003,897
Series KW03, Class X1, 0.77%, 06/25/2027 (e)(g)	12,521,491	149,921
Series KW06, Class X1, 0.15%, 06/25/2028 (e)(g)	436,139,895	1,949,633
Series KW09, Class X1, 0.78%, 05/25/2029 (e)(g)	59,101,346	1,338,427
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $524,065,268)		493,088,570

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 4.5%	Par	Value
Adjustable Rate Mortgage Trust
Series 2005-10, Class 4A1, 6.27%, 01/25/2036 (e)	4,400,416	3,119,891
Series 2005-3, Class 2A1, 5.02%, 07/25/2035 (e)	234,664	220,694
Series 2006-2, Class 1A1, 4.75%, 05/25/2036 (e)	616,084	538,591
American Home Mortgage Investment Trust, Series 2006-2, Class 3A5, 6.75%, 06/25/2036 (h)	2,747,648	383,606
Banc of America Alternative Loan Trust
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	594,641	525,358
Series 2005-11, Class 4A6, 5.75%, 12/25/2035	96,941	85,647
Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	1,630,408	1,384,880
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	671,473	603,145
Series 2006-4, Class 4CB1, 6.50%, 05/25/2046	366,693	341,433
Series 2006-4, Class 5CB1, 6.50%, 05/25/2046	1,880,168	1,662,815
Series 2006-5, Class CB17, 6.00%, 06/25/2046	206,689	178,624
Series 2006-6, Class CB5, 6.00%, 07/25/2046	821,466	710,073
Series 2006-9, Class 1CB1, 6.00%, 01/25/2037	131,865	117,307
Series 2006-9, Class A2, 4.84% (1 mo. Term SOFR + 0.51%), 01/25/2037	652,962	531,282
Banc of America Funding Corp.
Series 2003-3, Class 1A7, 5.50%, 10/25/2033	126,430	125,275
Series 2004-1, Class 2A1, 6.00%, 02/25/2034	363,198	376,621
Series 2004-1, Class 4A1, 6.00%, 03/25/2034	2,332,048	2,282,466
Series 2004-B, Class 4A2, 6.25%, 11/20/2034 (e)	1,148,836	1,108,625
Series 2005-3, Class 1A20, 5.50%, 06/25/2035	53,216	48,879
Series 2005-4, Class 2A1, 5.50%, 08/25/2035	29,741	28,570
Series 2005-5, Class 1A11, 5.50%, 09/25/2035	100,450	100,393
Series 2005-5, Class 2A1, 5.50%, 09/25/2035	1,146,096	1,097,360
Series 2005-7, Class 2A3, 5.50%, 11/25/2035	2,168,695	2,049,541
Series 2005-7, Class 3A15, 5.75%, 11/25/2035	2,738	2,784
Series 2005-7, Class 3A9, 6.00%, 11/25/2035	13,619	13,709
Series 2005-8, Class 4A28, 5.75%, 01/25/2036	1,460,955	1,315,197
Series 2006-5, Class 3A2, 5.75%, 09/25/2036	234,315	215,335
Series 2006-7, Class 1A9, 6.00%, 09/25/2036	375,028	320,452
Series 2006-F, Class 2A1, 5.86%, 07/20/2036 (e)	2,947,794	2,566,742
Series 2006-I, Class 1A1, 6.32%, 12/20/2036 (e)	358,490	354,159
Series 2006-I, Class 2A1, 6.37%, 12/20/2036 (e)	1,533,714	1,508,322
Series 2006-I, Class 2A2, 6.37%, 12/20/2036 (e)	266,782	250,806
Series 2006-J, Class 4A1, 5.11%, 01/20/2047 (e)	88,210	76,596
Series 2007-1, Class TA7, 6.69%, 01/25/2037 (h)	579,062	534,611
Series 2007-2, Class TA1A, 4.50% (1 mo. Term SOFR + 0.17%), 03/25/2037	249,217	223,217
Series 2007-3, Class TA4, 5.30% (1 mo. Term SOFR + 0.97%), 04/25/2037	741,972	632,957
Series 2007-4, Class 5A3, 5.50%, 11/25/2034	150,754	132,258
Series 2007-5, Class 1A1, 5.50%, 07/25/2037	1,204,212	970,401
Series 2007-6, Class A1, 5.02% (1 mo. Term SOFR + 0.69%), 07/25/2037	802,960	769,127
Series 2007-6, Class A2, 5.00% (1 mo. Term SOFR + 0.67%), 07/25/2037	3,314,104	3,169,729
Series 2010-R3, Class 3A6, 6.00%, 09/26/2037 (c)(e)	5,786,309	5,481,049
Series 2014-R3, Class 1A2, 6.67%, 06/26/2035 (c)(e)	1,099,148	1,100,213
Series 2014-R3, Class 2A2, 7.26%, 06/26/2035 (c)(e)	1,226,385	1,224,364
Banc of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1, 5.12%, 02/25/2035 (e)	920,264	892,982
Series 2005-F, Class 2A1, 6.35%, 07/25/2035 (e)	486,189	464,806
Series 2006-B, Class 3A1, 4.25%, 10/20/2046 (e)	347,981	302,743
Series 2007-1, Class 1A26, 6.00%, 03/25/2037	1,423,922	1,203,030
BCAP LLC Trust, Series 2007-AA2, Class 2A3, 7.50%, 04/25/2037 (e)	441,327	213,057
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1, 4.34%, 11/25/2036 (e)	663,339	302,706
Bear Stearns Asset Backed Securities Trust
Series 2005-AC5, Class 1A1, 5.44% (1 mo. Term SOFR + 1.11%), 08/25/2035	383,852	231,870
Series 2006-AC4, Class A1, 4.69% (1 mo. Term SOFR + 0.36%), 07/25/2036	2,356,862	1,823,221
Series 2006-AC4, Class A2, 17.01% (-4 x 1 mo. Term SOFR + 35.75%), 07/25/2036 (i)	545,024	636,102
Chase Mortgage Finance Corp.
Series 2005-A1, Class 2A1, 4.95%, 12/25/2035 (e)	574,467	544,915
Series 2005-A1, Class 2A2, 4.95%, 12/25/2035 (e)	598,906	568,098
Series 2005-S2, Class A1, 5.50%, 10/25/2035	514,883	502,207
Series 2005-S3, Class A9, 5.50%, 11/25/2035	4,595,124	3,262,094
Series 2006-S3, Class 1A1, 6.00%, 11/25/2036	6,682,768	2,631,102
Series 2006-S4, Class A3, 6.00%, 12/25/2036	1,226,693	491,834
Series 2006-S4, Class A6, 6.00%, 12/25/2036	3,958,334	1,587,066
Series 2007-A2, Class 6A2, 5.96%, 07/25/2037 (e)	730,261	633,542
Series 2007-S1, Class A7, 6.00%, 02/25/2037	4,011,433	1,530,223
Series 2007-S3, Class 1A10, 5.75%, 05/25/2037	667,493	273,011
Series 2007-S3, Class 1A15, 6.00%, 05/25/2037	2,033,848	870,781
Chaseflex Trust
Series 2005-1, Class 1A3, 5.50%, 02/25/2035	206,546	178,101
Series 2006-2, Class A3, 4.22%, 09/25/2036 (e)	1,746,501	1,579,960
Citicorp Mortgage Securities, Inc.
Series 2006-1, Class 1A4, 6.00%, 02/25/2036	63,074	58,354
Series 2006-3, Class 1A10, 6.25%, 06/25/2036	1,278,358	1,179,456
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,061,753	964,731
Series 2006-3, Class 1A9, 5.75%, 06/25/2036	302,715	270,811
Series 2006-3, Class 2A1, 5.50%, 06/25/2025	31,907	28,142
Series 2006-7, Class 1A1, 6.00%, 12/25/2036	2,392,438	1,977,037
Series 2007-3, Class 1A4, 6.00%, 04/25/2037	333,035	317,115
Citigroup Financial Products, Inc.
Series 2004-2, Class 1A2, 9.25%, 08/25/2033 (c)	10,238	7,252
Series 2004-HYB3, Class 2A, 5.94%, 09/25/2034 (e)	319,135	304,270
Series 2005-1, Class 2A2A, 5.11%, 04/25/2035 (e)	229,860	217,879
Series 2005-10, Class 1A1A, 5.21%, 12/25/2035 (e)	876,191	558,413
Series 2005-2, Class 1A4, 4.49%, 05/25/2035 (e)	261,323	251,553
Series 2005-5, Class 22A6, 6.00%, 08/25/2035	1,340,660	1,245,684
Series 2005-WF1, Class M1, 5.83%, 11/25/2034 (h)	2,115,742	2,135,816
Citigroup Mortgage Loan Trust, Inc.
Series 2005-7, Class 1A2, 4.92%, 09/25/2035 (e)	318,535	285,665
Series 2006-AR7, Class 2A2A, 5.08%, 11/25/2036 (e)	1,055,236	906,972
Series 2007-AR4, Class 1A1A, 4.75%, 03/25/2037 (e)	864,242	730,220
Citimortgage Alternative Loan Trust
Series 2006-A2, Class A5, 5.04% (1 mo. Term SOFR + 0.71%), 05/25/2036	319,116	273,920
Series 2006-A4, Class 1A1, 6.00%, 09/25/2036	818,161	750,611
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,193,059	1,064,083
Series 2007-A1, Class 1A7, 6.00%, 01/25/2037	1,917,348	1,710,072
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A3, 6.00%, 07/25/2034	5,170,861	5,346,479
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	1,071,278	1,104,887
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	750,328	674,008
Series 2004-28CB, Class 4A1, 5.00%, 03/25/2035	120,583	89,523
Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	214,793	199,635
Series 2005-13CB, Class A1, 4.94% (1 mo. Term SOFR + 0.61%), 05/25/2035	721,602	588,694
Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,276,221	981,419
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	2,144,407	1,590,200
Series 2005-43, Class 5A1, 5.78%, 09/25/2035 (e)	99,604	87,041
Series 2005-54CB, Class 3A7, 5.50%, 11/25/2035	507,950	272,338
Series 2005-63, Class 3A1, 4.92%, 11/25/2035 (e)	601,924	558,641
Series 2005-65CB, Class 1A8, 5.50%, 01/25/2036	88,265	58,188
Series 2005-65CB, Class 2A7, 0.00%, 12/25/2035 (j)	612,200	230,619
Series 2005-6CB, Class 1A1, 7.50%, 04/25/2035	171,511	157,156
Series 2005-6CB, Class 1A5, 5.75%, 04/25/2035	1,462,660	1,259,820
Series 2005-73CB, Class 2A2, 5.75%, 01/25/2036	320,752	157,104
Series 2005-75CB, Class A3, 5.50%, 01/25/2036	1,321,445	893,765
Series 2005-75CB, Class A6, 5.50%, 01/25/2036	1,116,232	754,969
Series 2005-80CB, Class 2A1, 6.00%, 02/25/2036	3,226,888	3,146,899
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	7,599,788	7,767,699
Series 2005-86CB, Class A10, 5.50%, 02/25/2036	119,044	67,650
Series 2005-86CB, Class A8, 5.50%, 02/25/2036	859,051	488,182
Series 2005-9CB, Class 1A1, 4.94% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,492,262	1,320,721
Series 2005-9CB, Class 3A1, 6.00%, 05/25/2035	7,943,259	3,528,019
Series 2005-J13, Class 2A7, 5.50%, 11/25/2035	588,933	400,175
Series 2005-J6, Class 1A6, 4.94% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,920,678	1,529,809
Series 2006-12CB, Class A3, 5.75% (1 mo. Term SOFR + 5.75%), 05/25/2036	529,272	254,202
Series 2006-14CB, Class A4, 6.00%, 06/25/2036	2,242,754	1,209,400
Series 2006-16CB, Class A2, 6.00%, 06/25/2036	343,654	178,784
Series 2006-16CB, Class A4, 6.00%, 06/25/2036	900,756	468,613
Series 2006-16CB, Class A6, 6.00%, 06/25/2036	781,709	406,658
Series 2006-23CB, Class 1A6, 6.00%, 08/25/2036	1,139,088	1,073,630
Series 2006-23CB, Class 2A1, 6.50%, 08/25/2036	5,671,787	1,702,560
Series 2006-24CB, Class A11, 5.75%, 08/25/2036	3,631,243	1,789,977
Series 2006-24CB, Class A12, 5.75%, 08/25/2036	2,252,600	1,110,391
Series 2006-26CB, Class A17, 6.25%, 09/25/2036	5,348,943	2,537,729
Series 2006-30T1, Class 2A6, 6.50%, 11/25/2036	8,384,527	2,467,405
Series 2006-31CB, Class A7, 6.00%, 11/25/2036	197,029	110,210
Series 2006-31CB, Class A8, 5.75%, 11/25/2036	1,777,474	960,667
Series 2006-39CB, Class 1A20, 6.00%, 01/25/2037	2,023,345	1,664,866
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	486,723	242,782
Series 2006-6CB, Class 1A8, 5.50%, 05/25/2036	80,355	65,207
Series 2006-J3, Class 4A2, 5.75%, 05/25/2026	94,945	91,931
Series 2006-J6, Class A4, 6.00%, 09/25/2036	1,894,958	866,596
Series 2006-J6, Class A5, 6.00%, 09/25/2036	2,552,563	1,167,329
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,395,536	1,203,543
Series 2007-23CB, Class A1, 6.00%, 09/25/2037	4,098,508	1,939,744
Series 2007-2CB, Class 2A14, 5.75%, 03/25/2037	5,228,276	2,525,012
Series 2007-4CB, Class 1A6, 5.75%, 04/25/2037	1,240,875	1,020,904
Series 2007-4CB, Class 1A7, 5.75%, 04/25/2037	933,389	767,926
Series 2007-8CB, Class A1, 5.50%, 05/25/2037	5,341,616	2,673,220
Series 2007-8CB, Class A9, 6.00%, 05/25/2037	721,750	382,520
Series 2007-J2, Class 2A2, 6.00%, 07/25/2037	2,087,767	1,999,034
Series 2008-2R, Class 3A1, 6.00%, 08/25/2037 (e)	6,858,274	3,134,738
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-42, Class 2A4, 6.01%, 10/25/2033 (e)	528,274	494,487
Series 2003-44, Class A3, 5.00%, 10/25/2033	209,000	187,163
Series 2004-14, Class 3A1, 6.88%, 08/25/2034 (e)	1,074,167	1,037,807
Series 2004-21, Class A1, 4.00%, 11/25/2034	364,219	332,924
Series 2004-24, Class A1, 5.50%, 12/25/2034	3,101,503	3,121,913
Series 2004-24, Class A4, 5.50%, 12/25/2034	2,139,448	2,152,920
Series 2004-4, Class A10, 5.50%, 05/25/2034	424,005	416,745
Series 2004-HYB5, Class 3A1, 5.83%, 04/20/2035 (e)	518,140	488,510
Series 2004-J9, Class 2A5, 5.50%, 01/25/2035	377,609	378,505
Series 2005-13, Class A6, 5.50%, 06/25/2035	1,378,886	743,336
Series 2005-20, Class A7, 5.25%, 12/25/2027	84,437	49,661
Series 2005-27, Class 1A4, 5.50%, 12/25/2035	669,724	496,761
Series 2005-27, Class 2A1, 5.50%, 12/25/2035	508,211	193,205
Series 2005-31, Class 4A2, 4.93%, 01/25/2036 (e)	593,942	562,082
Series 2005-HY10, Class 1A1, 5.12%, 02/20/2036 (e)	28,645	24,905
Series 2005-HY10, Class 4A1, 4.18%, 02/20/2036 (e)	1,244,210	1,103,783
Series 2005-HYB2, Class 2A, 5.09%, 05/20/2035 (e)	546,325	533,368
Series 2005-J3, Class 2A5, 5.50%, 09/25/2035	36,689	33,977
Series 2006-16, Class 2A1, 6.50%, 11/25/2036	472,260	137,815
Series 2006-17, Class A6, 6.00%, 12/25/2036	2,085,447	919,908
Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	2,820,518	1,223,752
Series 2006-21, Class A11, 5.75%, 02/25/2037	1,121,059	465,379
Series 2006-21, Class A13, 6.00%, 02/25/2037	2,588,679	1,121,772
Series 2006-21, Class A5, 6.00%, 02/25/2037	591,054	256,126
Series 2006-6, Class A1, 6.00%, 04/25/2036	566,230	273,006
Series 2006-9, Class A8, 6.00%, 05/25/2036	1,098,707	492,693
Series 2007-1, Class A4, 6.00%, 03/25/2037	1,894,039	842,854
Series 2007-10, Class A22, 6.00%, 07/25/2037	1,764,402	778,058
Series 2007-5, Class A2, 5.75%, 05/25/2037	1,434,689	675,266
Series 2007-5, Class A29, 5.50%, 05/25/2037	2,498,159	1,126,668
Series 2007-5, Class A4, 5.75%, 05/25/2037	743,500	349,943
Series 2007-5, Class A51, 5.75%, 05/25/2037	4,869,210	2,291,793
Series 2007-HY5, Class 1A1, 5.31%, 09/25/2047 (e)	5,048,391	3,966,283
Series 2007-J2, Class 2A3, 6.00%, 07/25/2037	2,885,167	972,152
Series 2007-J2, Class 2A6, 6.00%, 07/25/2037	186,336	62,785
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-8, Class 3A4, 5.50%, 12/25/2034	119,710	115,160
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	811,306	183,635
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	338,843	242,477
Series 2005-10, Class 5A4, 5.50%, 11/25/2035	1,335,544	955,567
Series 2005-3, Class 3A17, 5.50%, 07/25/2035	126,870	127,550
Series 2005-9, Class 2A1, 5.50%, 10/25/2035	536,188	220,321
Credit Suisse Management LLC, Series 2005-8, Class 7A1, 7.00%, 09/25/2035	2,529,045	1,031,203
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	235,372	210,705
Series 2006-1, Class 4A14, 5.50%, 02/25/2036	30,794	28,732
Series 2006-2, Class 4A2, 5.75%, 03/25/2036	488,736	298,451
Series 2006-2, Class 5A6, 6.00%, 03/25/2036	3,960,600	1,502,257
Series 2006-4, Class 8A1, 7.00%, 05/25/2036	1,179,251	103,399
Series 2006-7, Class 7A5, 6.00%, 08/25/2036	641,521	484,172
Series 2006-CF1, Class B3, 5.50%, 11/25/2035 (c)(h)	2,565,000	2,536,594
Series 2007-2, Class 3A8, 5.50%, 03/25/2037	1,201,536	536,126
Series 2007-3, Class 4A13, 5.50%, 04/25/2037	241,943	196,268
Series 2007-3, Class 4A15, 5.50%, 04/25/2037	338,481	274,582
Series 2011-12R, Class 3A5, 5.62%, 07/27/2036 (c)(e)	527,555	532,221
Series 2013-2R, Class 5A2, 3.94%, 05/27/2037 (c)(e)	1,633,075	1,100,675
Deutsche ALT-A Securities, Inc.
Series 2005-3, Class 3A1, 4.94% (1 mo. Term SOFR + 0.61%), 05/25/2035	689,360	601,886
Series 2005-6, Class 1A4, 5.50%, 12/25/2035	1,213,677	968,926
Series 2006-AB4, Class A1B1, 4.54% (1 mo. Term SOFR + 0.21%), 10/25/2036	352,804	293,247
DFC HEL Trust, Series 2001-1, Class M1, 6.09% (1 mo. Term SOFR + 1.76%), 08/15/2031	1,102,565	1,059,560
Federal National Mortgage Association, Series 2016-C01, Class 2M2, 11.39% (30 day avg SOFR US + 7.06%), 08/25/2028	542,519	559,353
First Horizon Alternative Mortgage Securities
Series 2004-AA6, Class A1, 5.60%, 01/25/2035 (e)	186,084	183,619
Series 2004-AA7, Class 2A1, 5.91%, 02/25/2035 (e)	538,193	509,193
Series 2005-AA5, Class 2A1, 5.43%, 07/25/2035 (e)	818,420	770,308
Series 2005-AA7, Class 2A1, 5.21%, 09/25/2035 (e)	895,274	795,274
Series 2005-FA11, Class 2A1, 5.25%, 02/25/2026	698	0(k)
Series 2005-FA8, Class 1A14, 5.50%, 11/25/2035	1,104,054	512,541
Series 2006-FA1, Class 1A3, 5.75%, 04/25/2036	1,758,043	686,318
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	2,141,488	840,087
Series 2006-FA2, Class 1A5, 6.00%, 05/25/2036	1,401,203	549,680
Series 2006-FA6, Class 1A5, 6.25%, 11/25/2036	6,615,192	2,600,917
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	282	3
Series 2007-AA1, Class 1A2, 4.34%, 05/25/2037 (e)	1,837,292	1,149,182
Series 2007-FA4, Class 1A6, 6.25%, 08/25/2037 (e)	1,767,635	635,554
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 4A1, 7.54%, 08/25/2035 (e)	632,024	612,515
Series 2006-4, Class 1A15, 6.00%, 02/25/2037	528,942	119,267
Series 2006-4, Class 1A6, 5.75%, 02/25/2037	873,511	188,845
Series 2006-AR4, Class 1A2, 5.20%, 01/25/2037 (e)	1,898,115	950,279
Series 2007-AR1, Class 1A1, 5.19%, 05/25/2037 (e)	600,376	251,311
Series 2007-AR2, Class 1A2, 7.03%, 08/25/2037 (e)	3,681,069	821,140
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A8, 2.50%, 04/25/2052 (c)(e)	2,000,000	1,291,341
Series 2021-PJ7, Class A14, 2.50%, 01/25/2052 (c)(e)	4,491,250	2,924,492
Series 2022-PJ2, Class A31, 2.50%, 06/25/2052 (c)(e)	2,250,000	1,451,352
Series 2022-PJ5, Class A31, 2.50%, 10/25/2052 (c)(e)	5,500,000	3,508,941
GSAA Trust
Series 2005-1, Class M2, 6.26%, 11/25/2034 (h)	1,752,263	1,731,966
Series 2006-15, Class AF5, 6.69%, 09/25/2036 (h)	1,958,444	493,504
Series 2006-18, Class AF6, 6.18%, 11/25/2036 (h)	1,785,436	404,828
Series 2007-7, Class 1A2, 4.80% (1 mo. Term SOFR + 0.47%), 07/25/2037	788,839	767,384
GSR Mortgage Loan Trust
Series 2003-5F, Class 1A1, 3.00%, 08/25/2032	570,192	540,743
Series 2004-15F, Class 2A1, 6.00%, 12/25/2034	667,709	556,380
Series 2005-1F, Class 3A3, 6.00%, 01/25/2035	9,105	8,189
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	13,826	13,722
Series 2005-AR4, Class 5A1, 6.19%, 07/25/2035 (e)	112,207	107,675
Series 2005-AR5, Class 4A1, 5.40%, 10/25/2035 (e)	374,996	352,838
Series 2005-AR7, Class 6A1, 4.43%, 11/25/2035 (e)	277,625	241,837
Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	368,973	317,244
Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 4.98%, 08/19/2036 (e)	1,665,231	1,279,587
Impac CMB Trust, Series 2005-5, Class A3W, 4.94% (1 mo. Term SOFR + 0.36%), 08/25/2035	301,440	285,448
Impac Funding Corp.
Series 2002-2, Class A3, 6.50%, 04/25/2033	673,364	663,393
Series 2004-2, Class A5, 4.80%, 08/25/2034 (h)	29,520	29,313
Indymac IMSC Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.90%, 06/25/2037 (e)	326,714	199,040
Indymac Index Mortgage Loan Trust
Series 2004-AR11, Class 1A, 3.76%, 12/25/2034 (e)	786,597	717,731
Series 2004-AR4, Class 3A, 5.29%, 08/25/2034 (e)	1,741,718	1,649,382
Series 2005-AR23, Class 3A1, 3.62%, 11/25/2035 (e)	424,895	383,488
Series 2005-AR23, Class 6A1, 3.96%, 11/25/2035 (e)	858,719	808,300
Series 2005-AR25, Class 1A21, 3.91%, 12/25/2035 (e)	1,713,486	945,020
Series 2005-AR3, Class 4A1, 3.99%, 04/25/2035 (e)	739,226	695,233
Series 2005-AR35, Class 1A1, 3.78%, 02/25/2036 (e)	1,062,210	836,453
Series 2005-AR9, Class 1A1, 4.85%, 07/25/2035 (e)	2,779,100	1,469,487
Series 2006-AR25, Class 3A1, 4.02%, 09/25/2036 (e)	1,904,217	1,218,484
Series 2006-AR25, Class 4A1, 3.72%, 09/25/2036 (e)	3,190,317	2,907,032
Series 2006-AR3, Class 2A1C, 3.85%, 03/25/2036 (e)	4,382,719	3,007,207
Series 2006-AR31, Class A5, 4.16%, 11/25/2036 (e)	3,268,714	3,057,321
Series 2006-AR9, Class 3A1, 3.46%, 06/25/2036 (e)	1,451,502	1,254,593
Jefferies, LLC, Series 2009-R1, Class 1A2, 4.43%, 11/26/2035 (c)(e)	381,985	335,849
JP Morgan Mortgage Trust
Series 2005-S3, Class 1A5, 5.75%, 01/25/2036	46,361	19,775
Series 2007-A3, Class 2A3, 5.23%, 05/25/2037 (e)	2,016,996	1,707,065
Series 2021-12, Class A3, 2.50%, 02/25/2052 (c)(e)	10,802,762	8,655,807
Series 2021-13, Class A5, 2.50%, 04/25/2052 (c)(e)	30,000,000	19,647,234
Series 2021-14, Class A5, 2.50%, 05/25/2052 (c)(e)	6,082,500	3,951,769
Series 2021-15, Class A5, 2.50%, 06/25/2052 (c)(e)	3,650,000	2,370,578
Series 2022-3, Class A5A, 2.50%, 08/25/2052 (c)(e)	11,588,632	7,441,238
Series 2022-4, Class A5, 3.00%, 10/25/2052 (c)(e)	5,000,000	3,482,212
Series 2024-3, Class A5, 3.00%, 05/25/2054 (c)(e)	10,000,000	6,909,713
Series 2024-7, Class A5, 3.00%, 04/25/2053 (c)(e)	8,000,000	5,289,938
Lehman Mortgage Trust
Series 2005-2, Class 1A3, 5.75%, 12/25/2035	498,765	238,483
Series 2005-3, Class 1A2, 0.31% (-1 x 1 mo. Term SOFR + 4.64%), 01/25/2036 (g)(i)	746,650	38,435
Series 2005-3, Class 1A6, 4.94% (1 mo. Term SOFR + 0.61%), 01/25/2036	746,650	282,562
Series 2006-1, Class 1A4, 5.50%, 02/25/2036	346,225	160,142
Series 2006-3, Class 1A1, 6.00%, 07/25/2036	3,132,463	1,497,144
Series 2006-3, Class 1A4, 6.00%, 07/25/2036	6,939,140	3,344,047
Series 2007-4, Class 1A2, 5.75%, 05/25/2037	961,507	425,998
Series 2007-4, Class 1A3, 5.75%, 05/25/2037	2,100,892	930,805
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	1,661,576	1,559,106
Series 2007-5, Class 9A1, 6.00%, 06/25/2037	2,291,061	489,490
Series 2007-5, Class 9A2, 6.00%, 06/25/2037	6,257,575	1,336,945
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A2, 6.80%, 05/25/2034 (e)	70,066	66,830
Series 2005-1, Class 7A1, 4.21%, 02/25/2035 (e)	77,346	71,863
MASTR Alternative Loans Trust
Series 2003-5, Class 30B1, 5.92%, 08/25/2033 (e)	342,863	185,508
Series 2003-7, Class 5A1, 6.25%, 11/25/2033	29,318	30,405
Series 2004-11, Class 7A1, 6.50%, 10/25/2034	170,533	172,925
Series 2004-6, Class 10A1, 6.00%, 07/25/2034	80,108	79,549
Series 2004-6, Class 8A1, 5.50%, 07/25/2034	114,497	113,069
Series 2005-2, Class 4A5, 5.50%, 03/25/2035	2,000,000	1,852,747
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1, 4.89% (1 mo. Term SOFR + 0.56%), 05/25/2036	555,600	94,390
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5, Class A8, 4.85%, 06/25/2035 (e)	182,289	175,490
Series 2005-A7, Class 2A1, 5.30%, 09/25/2035 (e)	3,293,419	2,612,533
Series 2006-F1, Class 1A1, 6.00%, 04/25/2036	1,770,175	718,355
MLCC Mortgage Investors, Inc., Series 2004-D, Class A2, 5.44% (6 mo. Term SOFR + 1.15%), 09/25/2029	245,235	238,269
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 6A3, 5.50%, 11/25/2035	581,358	570,879
Series 2005-7, Class 7A3, 5.50%, 11/25/2035	261,189	222,437
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	1,908,552	787,236
Series 2006-2, Class 7A1, 5.44%, 02/25/2036 (e)	1,199,044	666,328
Morgan Stanley Reremic Trust, Series 2012-R3, Class 1B, 4.22%, 11/26/2036 (c)(e)	1,620,398	1,426,929
Nomura Asset Acceptance Corp.
Series 2005-AR3, Class 3A1, 5.69%, 07/25/2035 (e)	152,719	152,413
Series 2005-WF1, Class 2A5, 5.66%, 03/25/2035 (h)	8,275	8,307
Nomura Resecuritization Trust
Series 2011-4RA, Class 1A10, 2.77%, 12/26/2036 (c)(e)	4,832,326	4,415,502
Series 2014-5R, Class 1A9, 5.50%, 06/26/2035 (c)(e)	2,787,210	2,231,133
Popular ABS, Inc.
Series 2003-1, Class M1, 4.86%, 08/25/2033 (e)	251,521	250,304
Series 2003-3, Class M1, 4.87%, 12/25/2033 (e)	548,119	543,695
RAAC Series, Series 2005-SP1, Class 3A7, 6.00%, 09/25/2034	2,043	1,601
RALI Trust
Series 2006-QS1, Class A3, 5.75%, 01/25/2036	142,026	110,922
Series 2006-QS13, Class 1A6, 6.00%, 09/25/2036	1,579,542	1,275,098
Series 2006-QS17, Class A7, 6.00%, 12/25/2036	256,532	212,442
Series 2006-QS9, Class 1A5, 5.14% (1 mo. Term SOFR + 0.81%), 07/25/2036	1,040,128	769,974
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	228,161	188,441
Series 2007-QS6, Class A29, 6.00%, 04/25/2037	2,292,901	1,902,721
RBSSP Resecuritization Trust, Series 2009-7, Class 3A2, 6.00%, 03/26/2036 (c)(e)	3,547,638	1,772,810
RCKT Mortgage Trust
Series 2021-4, Class A17, 2.50%, 09/25/2051 (c)(e)	5,000,000	3,267,902
Series 2022-2, Class A18, 2.50%, 02/25/2052 (c)(e)	4,500,000	2,893,556
Resecuritization Pass-Through Trust, Series 2005-8R, Class A3, 6.00%, 10/25/2034	1,286,073	1,276,400
Residential Asset Securitization Trust
Series 2003-A9, Class A2, 4.00%, 08/25/2033	752,035	684,218
Series 2004-R2, Class A3, 5.50%, 08/25/2034	1,293,186	1,290,942
Series 2005-A11, Class 1A4, 5.50%, 10/25/2035	212,877	135,890
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	3,390,693	1,156,265
Series 2005-A11, Class 2A5, 6.00%, 10/25/2035	386,001	162,641
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	3,447,927	1,149,923
Series 2005-A5, Class A7, 5.50%, 05/25/2035	949,618	627,430
Series 2006-A15, Class A10, 5.04% (1 mo. Term SOFR + 0.71%), 01/25/2037	16,440,728	3,954,278
Series 2006-A15, Class A11, 1.21% (-1 x 1 mo. Term SOFR + 5.54%), 01/25/2037 (g)(i)	16,440,728	1,176,584
Series 2006-A5CB, Class A6, 6.00%, 06/25/2036	2,291,123	867,503
RFMSI Trust
Series 2005-SA4, Class 1A21, 5.87%, 09/25/2035 (e)	1,534,115	982,267
Series 2005-SA4, Class 2A1, 5.55%, 09/25/2035 (e)	1,084,407	622,646
Series 2006-S3, Class A1, 5.50%, 03/25/2036	1,451,352	1,176,159
Series 2006-S4, Class A1, 6.00%, 04/25/2036	1,552,023	1,243,361
Series 2006-S5, Class A12, 6.00%, 06/25/2036	140,624	119,683
Series 2006-S5, Class A14, 6.00%, 06/25/2036	289,481	246,373
Series 2006-S5, Class A15, 6.00%, 06/25/2036	1,213,148	1,032,491
Series 2006-S5, Class A18, 6.00%, 06/25/2036	150,773	128,325
Series 2006-S6, Class A10, 6.00%, 07/25/2036	80,254	68,492
Series 2006-S6, Class A15, 6.00%, 07/25/2036	413,165	352,611
Series 2006-S7, Class A6, 6.25%, 08/25/2036	897,190	743,242
Series 2006-S7, Class A9, 6.50%, 08/25/2036	536,395	451,019
Series 2006-S9, Class A3, 5.75%, 09/25/2036	1,163,333	921,106
Series 2007-S1, Class A10, 6.00%, 01/25/2037	358,818	291,411
Series 2007-S7, Class A7, 6.00%, 07/25/2037	1,292,271	1,034,510
Sequoia Mortgage Trust, Series 2025-S1, Class A7, 2.50%, 09/25/2054 (c)(e)	3,300,000	2,046,601
Specialty Underwriting & Residential Finance, Series 2006-BC2, Class A2D, 3.57%, 02/25/2037 (h)	727,441	234,758
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18, Class 3A2, 5.11%, 12/25/2034 (e)	311,802	289,565
Series 2005-12, Class 2A1, 5.69%, 06/25/2035 (e)	476,483	355,847
Series 2005-21, Class 7A1, 4.58%, 11/25/2035 (e)	2,905,532	1,879,761
Series 2006-1, Class 6A1, 4.66%, 02/25/2036 (e)	935,422	690,630
Series 2006-1, Class 7A4, 4.08%, 02/25/2036 (e)	85,507	72,826
Series 2006-12, Class 2A1, 4.50%, 01/25/2037 (e)	484,414	350,113
Series 2006-4, Class 6A, 3.90%, 05/25/2036 (e)	484,858	276,705
Series 2007-5, Class 1A1, 4.88% (1 mo. Term SOFR + 0.55%), 06/25/2037	1,095,368	995,997
Series 2007-6, Class 2A1, 4.82% (1 mo. Term SOFR + 0.49%), 07/25/2037	3,604,167	3,355,720
Series 2007-9, Class 1A1, 6.04% (6 mo. Term SOFR + 1.93%), 10/25/2037	725,646	649,691
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 2A1, 5.99%, 02/25/2037 (e)	2,944,772	2,545,669
Series 2007-2, Class 1A1, 6.43%, 04/25/2037 (e)	408,102	154,002
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A3, 5.75%, 12/25/2035	597,300	549,340
Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	1,379,295	1,277,948
Series 2005-1F, Class 4A1, 6.50%, 12/25/2035	1,007,650	921,346
TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 3A1, 5.50%, 07/25/2036	80,750	6,788
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051 (c)(h)(l)	1,779,913	1,780,903
WaMu Mortgage Pass Through Certificates
Series 2003-AR10, Class A6, 6.50%, 10/25/2033 (e)	4,772,774	4,610,368
Series 2003-S4, Class CB1, 5.63%, 06/25/2033 (e)	1,975,787	1,965,354
Series 2004-S2, Class 3A2, 6.00%, 06/25/2034	33,026	33,221
Series 2005-AR14, Class 1A2, 5.16%, 12/25/2035 (e)	3,471,073	3,267,266
Series 2006-AR10, Class 2A1, 4.35%, 09/25/2036 (e)	776,751	660,399
Series 2006-AR16, Class 1A1, 4.35%, 12/25/2036 (e)	906,140	827,110
Series 2006-AR8, Class 1A1, 4.92%, 08/25/2046 (e)	1,169,957	1,073,673
Series 2007-HY2, Class 1A1, 4.30%, 12/25/2036 (e)	11,557,605	10,446,323
Series 2007-HY3, Class 4A1, 5.16%, 03/25/2037 (e)	1,875,492	1,744,394
Series 2007-HY5, Class 3A1, 3.88%, 05/25/2037 (e)	826,972	711,455
Series 2007-HY7, Class 1A1, 4.43%, 07/25/2037 (e)	160,923	128,563
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 5A1, 6.00%, 03/25/2035	648,235	615,583
Series 2005-4, Class 5A7, 5.50%, 06/25/2035	2,404,250	2,061,630
Series 2005-5, Class CB4, 5.50%, 07/25/2035	806,628	751,763
Series 2005-6, Class 1CB, 6.50%, 08/25/2035	189,418	173,971
Series 2005-6, Class 2A1, 5.50%, 08/25/2035	2,123,100	1,861,856
Series 2005-6, Class 2A8, 5.50%, 08/25/2035	464,137	407,026
Series 2005-6, Class 3CB, 5.50%, 08/25/2035	962,508	867,037
Series 2005-9, Class 4A4, 5.50%, 11/25/2035	327,440	287,286
Series 2006-8, Class A6, 4.12%, 10/25/2036 (h)	2,313,994	779,003
Series 2007-HY1, Class A2A, 4.76% (1 mo. Term SOFR + 0.43%), 02/25/2037	1,428,103	1,098,333
Series 2007-HY2, Class 1A1, 4.22%, 04/25/2037 (e)	1,093,537	573,353
Series 2007-OC1, Class A1, 4.92% (1 mo. Term SOFR + 0.59%), 01/25/2047	3,069,000	2,701,247
Series 2007-OC2, Class A3, 5.06% (1 mo. Term SOFR + 0.73%), 06/25/2037	3,268,527	2,995,461
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A4, 6.00%, 03/25/2037	627,708	572,050
Wells Fargo Mortgage Backed Securities Trust
Series 2004-J, Class A1, 6.73%, 07/25/2034 (e)	2,217,172	2,062,416
Series 2005-AR14, Class A1, 7.30%, 08/25/2035 (e)	344,110	337,062
Series 2006-AR1, Class 1A1, 6.63%, 03/25/2036 (e)	1,174,605	1,182,522
Series 2006-AR19, Class A1, 6.93%, 12/25/2036 (e)	1,071,781	1,041,128
Series 2006-AR5, Class 1A1, 6.74%, 04/25/2036 (e)	2,383,060	2,403,033
Series 2006-AR5, Class 2A1, 6.68%, 04/25/2036 (e)	936,943	929,228
Series 2007-AR3, Class A1, 6.36%, 04/25/2037 (e)	455,041	401,193
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $536,711,623)		422,577,367

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 1.5%	Par	Value
Federal Home Loan Mortgage Corp.
Series 4937, Class MB, 3.00%, 12/25/2049	6,621,000	4,414,509
Series 5200, Class YZ, 2.50%, 02/25/2052 (l)	15,128,953	9,732,705
Series 5201, Class CB, 2.50%, 03/25/2052	5,797,999	3,906,276
Federal National Mortgage Association
Pool CA7695, 1.50%, 11/01/2050	6,974,040	5,154,218
Series 2016-45, Class PB, 3.00%, 07/25/2046	10,584,157	8,009,562
Series 2017-108, Class PB, 3.00%, 01/25/2048	7,656,000	5,688,565
Series 2021-52, Class JZ, 2.50%, 08/25/2051 (l)	17,360,139	10,590,556
Government National Mortgage Association
Series 2015-56, Class ZL, 3.50%, 04/16/2045 (l)	23,589,198	21,744,068
Series 2016-163, Class WZ, 3.00%, 11/20/2046 (l)	5,272,439	4,426,147
Series 2018-40, Class ZA, 3.00%, 01/20/2048 (l)	24,790,584	18,681,334
Series 2020-133, Class EA, 1.00%, 09/20/2050	25,580,572	19,871,239
Series 2021-66, Class NA, 2.00%, 02/20/2051	11,064,206	9,253,946
Series 2022-189, Class AL, 3.00%, 07/20/2051	20,250,000	16,001,983
Series 2023-55, Class AG, 1.00%, 09/20/2050	6,702,104	5,068,014
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $144,245,805)		142,543,122

PREFERRED STOCKS - 0.0%(a)	Shares	Value
Banks - 0.0%(a)
First Busey Corp., Series B, 8.25%, Perpetual	200,000	4,990,000
TOTAL PREFERRED STOCKS (Cost $5,000,000)		4,990,000

SHORT-TERM INVESTMENTS - 0.4%		Value
Money Market Funds - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.22% (m)	34,689,189	34,689,189
TOTAL SHORT-TERM INVESTMENTS (Cost $34,689,189)		34,689,189

TOTAL INVESTMENTS - 99.4% (Cost $9,673,100,792)		9,234,723,916
Other Assets in Excess of Liabilities - 0.6%		57,817,128
TOTAL NET ASSETS - 100.0%		$9,292,541,044

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PO - Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal

(a)	Represents less than 0.05% of net assets.
(b)	Zero coupon bonds make no periodic interest payments.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $2,410,813,333 or 25.9% of the Fund’s net assets.

(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2025, the total value of securities subject to the AMT was $10,061,654 or 0.1% of net assets.
(e)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2025.

(f)	Issuer is currently in default.
(g)	Interest only security.
(h)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Principal only security.
(k)	Rounds to zero.
(l)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of May 31, 2025.

(m)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Performance Trust Total Return Bond Fund
Notes to Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

 Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2025:

Performance Trust Total Return Bond Fund
Notes to Schedule of Investments (Continued)
May 31, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds	$–	$2,116,014,060	$–	$2,116,014,060
Corporate Bonds	–	1,789,644,852	–	1,789,644,852
Non-Agency Commercial Mortgage Backed Securities	–	1,417,842,913	–	1,417,842,913
U.S. Treasury Securities	–	1,061,494,091	–	1,061,494,091
Collateralized Loan Obligations	–	1,009,071,051	–	1,009,071,051
Asset-Backed Securities	–	742,768,701	–	742,768,701
Agency Commercial Mortgage Backed Securities	–	493,088,570	–	493,088,570
Non-Agency Residential Mortgage Backed Securities	–	422,577,367	–	422,577,367
Agency Residential Mortgage-Backed Securities	–	142,543,122	–	142,543,122
Preferred Stocks	4,990,000	–	–	4,990,000
Money Market Funds	34,689,189	–	–	34,689,189
Total Investments	$39,679,189	$9,195,044,727	$–	$9,234,723,916

Refer to the Schedule of Investments for further disaggregation of investment categories.